HUNTINGTON FUNDS

                               INVESTMENT A SHARES
                               INVESTMENT B SHARES
                                  TRUST SHARES
                                INTERFUND SHARES
                                       OF
                          HUNTINGTON MONEY MARKET FUND
                   HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
                     HUNTINGTON FLORIDA TAX-FREE MONEY FUND
                   HUNTINGTON U.S. TREASURY MONEY MARKET FUND
                             HUNTINGTON GROWTH FUND
                          HUNTINGTON INCOME EQUITY FUND
        HUNTINGTON ROTATING MARKETS FUND (formerly, ROTATING INDEX FUND)
                        HUNTINGTON DIVIDEND CAPTURE FUND
                      HUNTINGTON INTERNATIONAL EQUITY FUND
                        HUNTINGTON MID CORP AMERICA FUND
                           HUNTINGTON NEW ECONOMY FUND
                         HUNTINGTON SITUS SMALL CAP FUND
                       HUNTINGTON MORTGAGE SECURITIES FUND
                          HUNTINGTON OHIO TAX-FREE FUND
                        HUNTINGTON MICHIGAN TAX-FREE FUND
                     HUNTINGTON FIXED INCOME SECURITIES FUND
                 HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
           HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information (SAI) contains information which may be of interest to investors in The Huntington Funds (Trust) but which is not included in the applicable Prospectuses for Investment A Shares, Investment B Shares, Trust Shares, or Interfund Shares. This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectuses dated May 1, 2003, for Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares. This SAI should be read together with the applicable Prospectuses. The SAI incorporates by reference the Fund's Annual Report for the fiscal year ended December 31, 2002. Investors may obtain a free copy of a Prospectus or Annual Report by writing the Funds at, Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206, or by telephoning toll free 800-253-0412. Capitalized terms used but not defined in this SAI have the same meanings as set forth in the Prospectuses.

                                        MAY 1, 2003


                                     TABLE OF CONTENTS
Definitions..................................................................4
HOW ARE THE FUNDS ORGANIZED?.................................................6
SECURITIES IN WHICH THE FUNDS INVEST.........................................7
INVESTMENT PRACTICES........................................................17
   Huntington Mid Corp America Fund.........................................17
   Huntington Situs Small Cap Fund..........................................17
   Adjustable Rate Notes....................................................17
     American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Continental Depositary Receipts (CDRs) and Global Depositary
     Receipts (GDRs)........................................................18
   Asset-backed Securities (Non-mortgage)...................................18
   Common Stock.............................................................19
   Convertible Securities...................................................19
   Corporate Debt (Including Bonds, Notes and Debentures)...................19
   Credit-enhanced Securities...............................................20
   Defensive Investments....................................................20
   Dollar Roll Transactions.................................................20
   Equity Securities........................................................21
   Fixed Income Securities..................................................21
   Foreign Currency Options.................................................21
   Foreign Currency Transactions............................................22
   Forward Foreign Currency and Foreign Currency Futures Contracts..........23
   Foreign Securities.......................................................24
   Futures Contracts and Options on Futures Contracts.......................26
   Index - Based Investments................................................29
   Index Futures Contracts and Options on Index Futures Contracts...........30
   Interests in Limited Liability Companies.................................31
   Lending Portfolio Securities.............................................31
   Money Market Instruments.................................................32
   Bank Obligations.........................................................33
   Variable Rate Demand Notes...............................................33
   Money Market Mutual Funds................................................34
   Mortgage-related Securities..............................................34
            Mortgage Pass-through Securities................................36
            Adjustable Rate Mortgage Securities.............................36
            Derivative Mortgage Securities..................................36
   Options..................................................................38
   Preferred Stock..........................................................41
   Real Estate Investment Trusts............................................42
   Repurchase Agreements....................................................42
   Restricted and Illiquid Securities.......................................42
   Reverse Repurchase Agreements............................................43
   Small Cap/Special Equity Situation Securities............................43
   Tax-exempt Securities....................................................44
   U.S. Government Securities...............................................46
   U.S. Treasury Security Futures Contracts and Options.....................46
   Warrants.................................................................47
   When-issued and Delayed Delivery Transactions............................47
   Zero-coupon Securities...................................................48
INVESTMENT RISKS............................................................49
   Concentration Risk.......................................................49
   Credit (or Default) Risk.................................................49
   Currency Risk............................................................49
   Equity Risk..............................................................49
   Extension Risk...........................................................50
   Foreign Custodial Services and Related Investment Costs..................50
   Foreign Investment Risk..................................................50
   Interest Rate Risk.......................................................51
   Investment Style Risk....................................................51
   Leverage Risk............................................................51
   Liquidity Risk...........................................................51
   Market Risk..............................................................51
   Prepayment Risk..........................................................52
   Security-specific Risk...................................................52
   Special Risk Factors Applicable to the Ohio Municipal Money Market
     Fund and the Ohio Tax-Exempt Fund......................................52
   Special Risk Factors Applicable to the Michigan Tax-Free Fund............52
   Special Risk Factors Applicable to the Florida Tax-Free Money Fund.......52
INVESTMENT RESTRICTIONS.....................................................53
   Portfolio Turnover.......................................................59
WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS..............................61
   Trustees and Officers....................................................61
   Independent Trustees Background and Compensation.........................61
   Investment Adviser.......................................................65
   Approval of Investment Advisory Contract.................................66
   Sub-Advisers.............................................................67
   Glass-Steagall Act.......................................................67
   Portfolio Transactions...................................................68
   Brokerage Allocation and Other Practices.................................69
   Code of Ethics...........................................................70
   Administrator............................................................70
   Sub-Administrator........................................................71
   Financial Administrator..................................................71
   Administrative Services Agreement........................................71
   Expenses.................................................................72
   Distributor..............................................................72
   Distribution Plan (12b-1 Fees)...........................................72
   Custodian................................................................74
   Sub-Custodian............................................................74
   Transfer Agent and Dividend Disbursing Agent.............................74
   Independent Auditors.....................................................74
   Legal Counsel............................................................75
FEES PAID BY THE FUNDS FOR SERVICES.........................................75
   Principal Holders of Securities..........................................78
SHAREHOLDER RIGHTS..........................................................84
   Other Purchase Information...............................................86
   Other Exchange Information...............................................88
   Other Redemption Information.............................................88
DETERMINATION OF NET ASSET VALUE............................................89
TAXES.......................................................................93
   Federal Income Taxation..................................................93
   State Taxation...........................................................97
DIVIDENDS AND DISTRIBUTIONS.................................................99
   Money Market Funds.......................................................99
   Other Funds.............................................................100
PERFORMANCE INFORMATION....................................................101
   Money Market Funds......................................................101
   Other Funds.............................................................102
   Tax-Equivalency Tables..................................................109
MICHIGAN TAX-FREE FUND.....................................................113
FLORIDA TAX-FREE MONEY FUND................................................115
FINANCIAL STATEMENTS.......................................................116
INVESTMENT RATINGS.........................................................116
ADDRESSES..................................................................123


                                        Definitions
For convenience, we will use the following terms throughout this SAI.

"Advisor"            -- Huntington Asset Advisors, Inc., the Trust's investment advisor.

"Edgewood"           -- Edgewood Services, Inc., the Trust's distributor.

"Equity Funds"       -- Growth Fund,  Income Equity Fund,  Rotating  Markets Fund,  Dividend
                        Capture Fund,  International Equity Fund, Mid Corp America Fund, New
                        Economy Fund, and Situs Small Cap Fund.

"Federated"          -- Federated Services Company, the Trust's administrator.

"Funds"              -- Each of the separate investment portfolios of the Trust.

"Huntington Bank"       The Huntington National Bank, the sub-administrator of the Funds.

"Income Funds"       -- Mortgage  Securities  Fund,  Ohio Tax-Free Fund,  Michigan  Tax-Free
                        Fund, Fixed Income Securities Fund,  Intermediate  Government Income
                        Fund, Short/Intermediate Fixed Income Securities Fund.

"Independent Trustees"  --    Trustees  who are not  "interested  persons" of the Trust,  as defined in the 1940 Act.
"Money Market Funds" -- Money Market Fund, Ohio Municipal  Money Market Fund, U.S.  Treasury
                        Money Market Fund and Florida Tax-Free Money Fund.

"1940 Act"           -- The Investment Company Act of 1940, as amended.

"NRSRO"              -- Nationally  Recognized  Statistical  Ratings  Organization  such  as
                        Moody's Investor Service (Moody's) or Standard and Poor's (S&P).

"Prospectus"         -- Each of the separate Prospectuses of the Funds.

"Single State Funds" -- Ohio  Municipal  Money Market Fund,  Ohio  Tax-Free  Fund,  Michigan
                        Tax-Free Fund and Florida Tax-Free Money Fund.

"Tax-Exempt Funds"   -- Ohio  Municipal  Money Market Fund,  Ohio  Tax-Free  Fund,  Michigan
                        Tax-Free Fund and Florida Tax-Free Money Fund.

"Trust"              -- The Huntington Funds.











HOW ARE THE FUNDS ORGANIZED?

     Each Fund covered by this SAI is a diversified portfolio of the Trust, except for the Tax-Exempt Funds which are non-diversified portfolios of the Trust. The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on February 10, 1987. The Trust may offer separate series of Shares representing interests in separate portfolios of securities. The Trust changed its name from The Monitor Funds to The Huntington Funds on January 1, 1999. Effective May 1, 2003, the Huntington Rotating Index Fund changed its name to the Huntington Rotating Markets Fund in connection with changes to its investment objective and policies, as described in its proxy statement and acted on at a special shareholder meeting held on April 17, 2003. The changes allow the Fund to rotate investments among stocks comprising equity market segments rather than indices.

     The Board of Trustees (Board) has established four classes of Shares of the Funds. All of the Funds offer Investment A Shares and Trust Shares. All of the Income Funds, the Equity Funds (except Rotating Markets Fund), and the Money Market Fund offer Investment B Shares. Only the Money Market Fund offers Interfund Shares. This SAI relates to all classes of Shares.


                            SECURITIES IN WHICH THE FUNDS INVEST


     In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.



MONEY MARKET FUNDS
-------------------------------------------------------------------------------
                                    Money    Ohio        Florida      U.S.
                                 Market Fund Municipal  Tax-Free    Treasury
                                             Money     Money Fund     Money
                                             Market                Market Fund
                                               Fund
-------------------------------------------------------------------------------
Fixed Income Securities
-------------------------------------------------------------------------------
---------------------------------                                  ------------
  Treasury Receipts                   N          N          N           N
---------------------------------------------          ------------------------
---------------------------------            ----------------------------------
  U.S. Treasury Obligations           A          A          A           P
---------------------------------------------          ------------------------
---------------------------------            ----------------------------------
  U.S. Government                     P          A          A           A
  Agency Securities
---------------------------------------------          ------------------------
-------------------------------------------------------------------------------
  Bonds                               A          A          A           A
---------------------------------            ----------------------------------
-------------------------------------------------------------------------------
  Certificates of Deposit             A          A          A           N
---------------------------------            ----------------------------------
-------------------------------------------------------------------------------
  Corporate Debt Securities           A          A          A           N
---------------------------------            ----------------------------------
-------------------------------------------------------------------------------
  Commercial Paper                    P          A          A           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Demand Notes                        A          A          A           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Taxable Municipal Securities        A          A          A           N
-------------------------------------------------------------------
-------------------------------------------------------------------------------
  Mortgage Backed Securities          N          N          N           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------
  Asset Backed Securities             A          A          A           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Zero Coupon Securities              A          A          A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Bankers' Acceptances                A          A          A           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Credit Enhancement                  A          A          A           N
---------------------------------------------                      ------------
-------------------------------------------------------------------------------
Tax Exempt Securities
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  General Obligation Bonds            A          P          P           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Special Revenue Bonds               A          P          P           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Tax Exempt Commercial Paper         A          A          A           N
-------------------------------------------------------            ------------
-------------------------------------------------------------------------------
  Tax Increment Financing Bonds       A          A          A           N
-------------------------------------------------------------------------------

 MONEY MARKET FUNDS (Continued)
-------------------------------------------------------------------------------
                                    Money    Ohio        Florida      U.S.
                                 Market Fund Municipal  Tax-Free    Treasury
                                             Money     Money Fund     Money
                                             Market                Market Fund
                                               Fund
-------------------------------------------------------------------------------
  Municipal Notes                     A          P          P           N
-------------------------------------------------------------------------------
-------------------------------------------------------            ------------
  Variable Rate Instruments           A          P          P           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Municipal Leases                    A          A          A           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Special Transactions
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Repurchase Agreements               A          A          A           P
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Reverse Repurchase Agreements       A          A          A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Delayed Delivery Transactions       A          A          A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Securities Lending                  A          A          A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Illiquid Securities                 A          A          A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Restricted Securities               A          A          A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Time Deposits                       A          A          A           N
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  When-Issued Securities              A          A          A           A
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  Investment Company Securities       A          A          A           A
-------------------------------------------------------------------------------



EQUITY FUNDS
---------------------------------------------------------------------------------------
                                Growth Fund     Income       Rotating      Dividend
                                              Equity Fund  Markets Fund  Capture Fund
---------------------------------------------------------------------------------------
Equity Securities
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Common Stocks                      P             P             P             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Preferred Stocks                   P             P             A             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Real Estate Investment             A             A             A             P
Trusts
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Warrants                           A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Limited Liability Companies        N             N             N             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Fixed Income Securities
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Treasury Receipts                  A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  U.S. Treasury Obligations          A             A             A             A
---------------------------------------------              ----------------------------
---------------------------------------------------------------------------------------
  U.S. Government                    A             A             A             A
  Agency Securities
---------------------------------------------              ----------------------------
---------------------------------------------------------------------------------------
  Bonds                              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Certificates of Deposit            A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Corporate Debt Securities          A             P             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Commercial Paper                   A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Demand Notes                       A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Mortgage Backed Securities         A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Asset Backed Securities            N             N             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Zero Coupon Securities             A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Bankers' Acceptances               A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Investment Grade Securities        A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Convertible Securities             A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Tax Exempt Securities
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  General Obligation Bonds           N             A             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Special Revenue Bonds              N             A             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Tax Exempt Commercial Paper        N             A             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Tax Increment Financing            N             A             N             N
Bonds
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Municipal Notes                    N             A             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Variable Rate Instruments          A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Municipal Leases                   N             A             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Foreign Securities1
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  American Depository Receipts       A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  European Depository Receipts       N             N             A             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Global Depository Receipts         N             N             A             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Foreign Forward                    A             A             A             A
  Currency Contracts
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Foreign Exchange Contracts         N             N             A             N
---------------------------------------------------------------------------------------

EQUITY FUNDS (Continued)
---------------------------------------------------------------------------------------
                                Growth Fund     Income       Rotating      Dividend
                                              Equity Fund  Markets Fund  Capture Fund
---------------------------------------------------------------------------------------
  Obligations of Supranational       N             N             A             N
  Agencies
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Derivative Contracts
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Call and Put Options               A             A             A             A
-------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Futures Contracts                  A             A             A             A
-------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Options                            A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Options on Currencies              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Special Transactions
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Repurchase Agreements              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Reverse Repurchase                 A             A             A             A
  Agreements
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Delayed Delivery                   A             A             A             A
Transactions
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Securities Lending                 A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Illiquid Securities                A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Restricted Securities              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Time Deposits                      A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Unit Investment Trusts             A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  When-Issued Securities             A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Yankee Bonds                       A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Index-Based Securities             A             A             P             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Investment Company                 A             A             A             A
  Securities
---------------------------------------------------------------------------------------



EQUITY FUNDS (Continued)
---------------------------------------------------------------------------------------
                               International   Mid Corp     New Economy   Situs Small
                                Equity Fund  America Fund      Fund        Cap Fund
---------------------------------------------------------------------------------------
Equity Securities
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Common Stocks                      P             P             P             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Preferred Stocks                   P             P             P             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Real Estate Investment             A             A             A             P
Trusts
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Warrants                           A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Limited Liability Companies        A             A             N             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Fixed Income Securities
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Treasury Receipts                  A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  U.S. Treasury Obligations          A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  U.S. Government                    A             A             A             A
  Agency Securities
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Bonds                              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Certificates of Deposit            A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Corporate Debt Securities          A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Commercial Paper                   A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Demand Notes                       A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Mortgage Backed Securities         A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Asset Backed Securities            N             N             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Zero Coupon Securities             A             A             A             A
---------------------------------------------
---------------------------------------------------------------------------------------
  Bankers' Acceptances               A             A             A             A
-------------------------------
---------------------------------------------------------------------------------------
  Investment Grade Securities        A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Convertible Securities             A             P             P             P
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Tax Exempt Securities
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  General Obligation Bonds           N             N             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Special Revenue Bonds              N             N             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Tax Exempt Commercial Paper        N             N             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Tax Increment Financing            N             N             N             N
Bonds
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Municipal Notes                    N             N             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Variable Rate Instruments          A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Municipal Leases                   N             N             N             N
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Foreign Securities
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  American Depository Receipts       A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  European Depository Receipts       A             N             N             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Global Depository Receipts         A             N             N             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Foreign Forward                    A             A             A             A
  Currency Contracts
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Foreign Exchange Contracts         A             N             N             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Obligations of Supranational       A             N             N             A
  Agencies
---------------------------------------------------------------------------------------

EQUITY FUNDS (Continued)
---------------------------------------------------------------------------------------
                               International   Mid Corp     New Economy   Situs Small
                                Equity Fund  America Fund      Fund        Cap Fund
---------------------------------------------------------------------------------------
Derivative Contracts
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Call and Put Options               A             A             A             A
-------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Futures Contracts                  A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Options                            A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Options on Currencies              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Special Transactions
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Repurchase Agreements              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Reverse Repurchase                 A             A             A             A
  Agreements
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Delayed Delivery                   A             A             A             A
Transactions
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Securities Lending                 A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Illiquid Securities                A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Restricted Securities              A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Time Deposits                      A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Unit Investment Trusts             A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  When-Issued Securities             A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Yankee Bonds                       A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Index-Based Securities             A             A             A             A
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Investment Company                 A             A             A             A
  Securities
---------------------------------------------------------------------------------------



INCOME FUNDS
----------------------------------------------------------------------------------------
                                   Mortgage        Ohio        Michigan       Fixed
                                  Securities   Tax-Free Fund Tax-Free Fund    Income
                                     Fund                                   Securities
                                                                               Fund
----------------------------------------------------------------------------------------
Fixed Income Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Treasury Receipts                    N             N             N            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  U.S. Treasury Obligations            A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  U.S. Government                      A             A             A            P
  Agency Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Bonds                                A             N             N            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Certificates of Deposit              A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Corporate Debt Securities            A             N             N            P
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Commercial Paper                     A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Demand Notes                         A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Taxable Municipal Securities         A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Mortgage Backed Securities           P             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Mortgage Dollar Rolls                A             N             N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Asset Backed Securities              A             N             N            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Zero Coupon Securities               A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Bankers' Acceptances                 A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Credit Enhancement                   A             A             A            A
-------------------------------------------------------------              -------------
----------------------------------------------------------------------------------------
  Investment Grade Securities          A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Convertible Securities               A             N             N            A
----------------------------------------------------------------------------------------
-----------------------------------------------              ---------------------------
Tax Exempt Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  General Obligation Bonds             A             P             P            A
-------------------------------------------------------------              -------------
----------------------------------------------------------------------------------------
  Special Revenue Bonds                A             P             P            A
----------------------------------------------------------------------------------------
-------------------------------------------------------------              -------------
  Tax Exempt Commercial Paper          A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Tax Increment Financing Bonds        A             A             A            A
----------------------------------------------------------------------------------------
-------------------------------------------------------------              -------------
  Municipal Notes                      A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Variable Rate Instruments            A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Municipal Leases                     A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Foreign Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Foreign Forward                      N             N             N            A
  Currency Contracts
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Derivative Contracts
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Futures Contracts                    A             A             A            A
---------------------------------              -----------------------------------------
----------------------------------------------------------------------------------------
  Options                              A             A             A            A
----------------------------------------------------------------------------------------
---------------------------------              -----------------------------------------
  Options on Currencies                N             N             N            A
----------------------------------------------------------------------------------------
---------------------------------              -----------------------------------------
Special Transactions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Repurchase Agreements                A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Reverse Repurchase Agreements        A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Delayed Delivery Transactions        A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Securities Lending                   A             N             N            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Illiquid Securities                  A             A             A            A
----------------------------------------------------------------------------------------

INCOME FUNDS
----------------------------------------------------------------------------------------
                                   Mortgage        Ohio        Michigan       Fixed
                                  Securities   Tax-Free Fund Tax-Free Fund    Income
                                     Fund                                   Securities
                                                                               Fund
----------------------------------------------------------------------------------------
  Restricted Securities                A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Time Deposits                        A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  When-Issued Securities               A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Yankee Bonds                         N             N             N            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Investment Company Securities        A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Common Stocks                        A             N             N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Preferred Stocks                     N             N             N            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Real Estate Investment Trusts        A             A             A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Warrants                             A             N             N            A
----------------------------------------------------------------------------------------



INCOME FUNDS (Continued)
--------------------------------------------------------------------
                                 Intermediate    Short/Intermediate
                                  Government        Fixed Income
                                  Income Fund     Securities Fund
--------------------------------------------------------------------
Fixed Income Securities
--------------------------------------------------------------------
--------------------------------------------------------------------
  Treasury Receipts                    N                 N
--------------------------------------------------------------------
--------------------------------------------------------------------
  U.S. Treasury Obligations            P                 P
--------------------------------------------------------------------
--------------------------------------------------------------------
  U.S. Government                      P                 P
  Agency Securities
--------------------------------------------------------------------
--------------------------------------------------------------------
  Bonds                                A                 A
--------------------------------------------------------------------
--------------------------------------------------------------------
  Certificates of Deposit              A                 A
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  Corporate Debt Securities            A                 P
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  Commercial Paper                     A                 A
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  Demand Notes                         A                 A
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  Taxable Municipal Securities         A                 A
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  Mortgage Dollar Rolls                N                 N
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  Mortgage Backed Securities           P                 A
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  Asset Backed Securities              N                 N
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  Zero Coupon Securities               A                 A
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  Bankers' Acceptances                 A                 A
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  Credit Enhancement                   A                 A
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  Investment Grade Securities          A                 A
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  Convertible Securities               N                 A
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Tax Exempt Securities
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  General Obligation Bonds             A                 A
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  Special Revenue Bonds                A                 A
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  Tax Exempt Commercial Paper          A                 A
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  Tax Increment Financing              A                 A
Bonds
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  Municipal Notes                      A                 A
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  Variable Rate Instruments            A                 A
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  Municipal Leases                     A                 A
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Foreign Securities
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  Foreign Forward                      N                 A
  Currency Contracts
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Derivative Contracts
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  Futures Contracts                    A                 A
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  Options                              A                 A
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  Options on Currencies                A                 N
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Special Transactions
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-------------------------------                  -------------------
  Repurchase Agreements                A                 A
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  Reverse Repurchase                   A                 A
Agreements
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  Delayed Delivery                     A                 A
Transactions
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  Securities Lending                   A                 A
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  Illiquid Securities                  A                 A
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INCOME FUNDS (Continued)

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                                 Intermediate    Short/Intermediate
                                  Government        Fixed Income
                                  Income Fund     Securities Fund
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  Restricted Securities                A                 A
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  Time Deposits                        A                 A
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  When-Issued Securities               A                 A
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  Yankee Bonds                         A                 A
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  Investment Company                   A                 A
  Securities
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Equity Securities
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  Common Stocks                        N                 N
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  Real Estate Investment               N                 N
Trusts
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  Warrants                             N                 N
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                                    INVESTMENT PRACTICES

     The Prospectuses discuss the principal investment strategies of the Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, as noted in the preceding table, including those which are not part of a Fund's principal investment strategy.

Huntington Mid Corp America Fund

     The Advisor uses a unique process in analyzing a company's research and development efforts as it relates to patents, namely how a technological idea can impact a stock's price. This "Patent Screen" process is a rigorous selection process combining qualitative, quantitative and technical analysis. The patent screening process guides the Advisor in searching for companies with superior growth characteristics and a strong earnings outlook, and helps to steer the timing of buying and selling decisions.

Huntington Situs Small Cap Fund

     In identifying companies with situs advantages for the Situs Small Cap Fund, the Advisor will consider political, social or economic factors, or population demographics that might affect the opportunity of a company. The Advisor will use its own proprietary research as well as third party research and statistical data to identify companies with situs advantages, including data from Laffer Associates, to identify those companies whose location may be impacted by tax policy. Arthur B. Laffer, Ph.D., is the founder and chairman of Laffer Associates, an economic research and consulting firm. Dr. Laffer was the architect of supply-side economics and was a primary economic advisor under the Reagan Administration in the U.S. and the Thatcher Administration in the U.K.

Adjustable Rate Notes

     The categories of Fixed Income Securities and Tax Exempt Securities may include "adjustable rate notes," which include variable rate notes and floating rate notes. For Money Market Fund purposes, a variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

     American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Continental Depositary Receipts (CDRs) and Global Depositary Receipts (GDRs)

     ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Asset-backed Securities (Non-mortgage)

     Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

     The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Common Stock

     Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

Convertible Securities

     Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the Advisor's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

Corporate Debt (Including Bonds, Notes and Debentures)

     Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more nationally recognized statistical rating organizations. See the Appendix to this SAI for a description of these ratings.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


Credit-Enhanced Securities

     Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, the Advisor evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. However, except where prohibited by Rule 2a-7 under the 1940 Act, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

     The Money Market Funds are subject to the diversification requirements relating to credit-enhanced securities imposed by Rule 2a-7 of the 1940 Act. The Ohio Municipal Money Market Fund may not invest, with respect to 75% of its total assets, more than 10% of its total assets in the credit-enhanced securities of one credit enhancer.

Defensive Investments

     At times the Advisor may determine that conditions in securities markets may make pursuing a Fund's principal investment strategies inconsistent with the best interests of the Fund's shareholders. At such times, the Advisor may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these temporary "defensive" strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which the Advisor considers to be of comparable quality to the acceptable investments of the Fund and other investments which the Advisor considers consistent with such strategies. In the case of the Single State Funds, a Fund's alternative strategies may give rise to income which is not exempt from federal or state taxes.

Dollar Roll Transactions

     A dollar roll transaction is a transactions through which a Fund sells certain of its securities to financial institutions such as banks and broker-dealers, and agrees to repurchase substantially similar securities at a mutually agreed upon date and price. At the time a Fund enters into a dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid high grade debt securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained at all times. Dollar roll agreements involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Dollar roll agreements are considered to be borrowings by an investment company under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value (NAV) if interest rates rise during the term of a dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund's liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

Equity Securities

     Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Advisor believes have common stock characteristics, such as rights and warrants.

Fixed Income Securities

     Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

Foreign Currency Options (also see "Options")

     Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called "OTC options"), although options on foreign currencies have recently been listed on several exchanges. Options will be purchased or written only when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

     Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. See "Foreign Currency Transactions."

     Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

Foreign Currency Transactions

     Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see "Forward Foreign Currency and Foreign Currency Futures Contracts"), and purchasing and selling options on foreign currencies (see "Foreign Currency Options"). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

     Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging."

     Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to "lock in" the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

     Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

     Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency and Foreign Currency Futures Contracts

     A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (CFTC), such as the New York Mercantile Exchange.

     Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging." See "Foreign Currency Transactions."

     Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

     In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

     When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

     When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

Foreign Securities (including Emerging Markets)

     Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian
Development Bank. Investment in foreign securities is subject to a number of special risks.

     Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

     There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

     In  addition,  with  respect  to  certain  foreign  countries,  there  is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

     On January 1, 1999, the European Monetary Market Union (EMU) introduced a new single currency, the euro, which replaced the national currency for participating member countries. Those countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. A new European Central Bank was created to manage the monetary policy of the new unified region. On the same day, exchange rates were irrevocably fixed between the EMU member countries. On March 1, 2002, euro banknotes and coins became the sole legal tender throughout the euro area, but national currencies may still be exchanged for euro banknotes and coins for some time after such date.

     The International Equity Fund and Situs Small Cap Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

     Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

     Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities.

     Each of the Equity Funds, Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund may invest in foreign securities. The Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund, however, may only invest up to 10% of their net assets in non-U.S. dollar-denominated bonds.

Futures Contracts and Options on Futures Contracts

     A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a "long" position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a "short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

     Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

     On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Advisor expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

     Successful use by a Fund of futures contracts on debt securities is subject to the Advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

     A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

     Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

     When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

     Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

     In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

     Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

     Successful use of futures contracts and options by a Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction over a very short time period.

     Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Index - Based Investments

     Index-Based Investments, such as Standard & Poor's Depository Receipts (SPDRs), NASDAQ-100 Index Tracking Stock (NASDAQ 100s), World Equity Benchmark Shares (WEBS), and Dow Jones DIAMONDS (Diamonds), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

     A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities (Index Securities) of the applicable index (Index), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit (Balancing Amount) designed to equalize the NAV of the Index and the NAV of a Portfolio Deposit.

     Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

     The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

Index Futures Contracts and Options on Index Futures Contracts

     A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (S&P 100) is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange (NYSE). The S&P 100 assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 at a specified future date at a contract price of $180 and the S&P 100 is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

     Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier." A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

Interests in Limited Liability Companies

     The Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund and Situs Small Cap Fund may invest in entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States which may issue securities comparable to common or preferred stock.

Lending Portfolio Securities

     In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. As a matter of fundamental policy, the aggregate value of all securities loaned by each of the Funds, except the Rotating Markets Fund, Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, and Situs Small Cap Fund may not exceed 20% of the Fund's total assets. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of the securities on loan. As a matter of non-fundamental policy, the Rotating Markets Fund, Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, and
Situs Small Cap Fund may each lend portfolio securities in an amount representing up to 33 1/3% of the value of their total assets.

     While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

     One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Money Market Instruments

     Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

       Commercial Paper and Variable Amount Master Demand Notes

     Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

     Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

     The commercial paper in which any of the Money Market Funds may invest is subject to the issuer diversification and quality restrictions imposed by Rule 2a-7 under the 1940 Act. The commercial paper in which the Mortgage Securities Fund may invest must be: (i) rated A-1 or better by S&P or P-1 or better by Moody's; or (ii) unrated, but issued by companies with outstanding debt issues rated AAA by S&P or Aaa by Moody's.


       Bank Obligations

     Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, time deposits and similar securities.

     Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

     Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

     Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits, which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits, which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

     The Money Market Fund, Ohio Municipal Money Market Fund and Florida Tax-Free Money Fund may only invest in bank obligations issued by domestic banks and U.S. branches of foreign banks subject to U.S. banking regulation. In addition, at the time of the investment, the issuing bank must have capital, surplus and undivided profits in excess of $100 million. Issuing banks of obligations in which the Mortgage Securities Fund invests must have capital, surplus and undivided profits in excess of $1 billion.

     The Michigan Tax-Free Fund is limited to investing only in dollar-denominated obligations of: (i) U.S., Canadian, Asian or European banks with at least $500 million in total assets; or (ii) U.S. savings and loan associations with at least $1 billion in total assets.

       Variable Rate Demand Notes

     Variable  rate  demand  notes  (VRDNs)  are   unsecured,   direct   lending
     arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

     VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days' notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

     Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.

     Other instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on heir last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Advisor to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including Treasury Receipts, Treasury Income Growth Receipts and Certificates of Accrual on Treasuries; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

Money Market Mutual Funds

     Except under limited circumstances or pursuant to an exemptive relief from the Securities and Exchange Commission (SEC), a Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one mutual fund, or more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment's yield will be reduced accordingly.

     Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Equity Funds and the Income Funds, may invest up to 25% of their respective total assets in Interfund Shares of the Huntington Money Market Fund subject to Subchapter M and diversification rules as described under "Taxes" below .

Mortgage-related Securities

     Mortgage-related securities are securities that, directly or indirectly, represent participations in, or are secured by and payable from, loans secured by real property. Mortgage-related securities include mortgage pass-through securities, adjustable rate mortgage securities and derivative securities such as collateralized mortgage obligations and stripped mortgage-backed securities. Mortgage-related securities fall into three categories: (a) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC);
(b) those issued by non-governmental issuers that represent interests in, or are collateralized by, mortgage-related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (c) those issued by non-governmental issuers that represent an interest in, or are collateralized by, whole mortgage loans or mortgage-related securities without a government guarantee but usually with over-collateralization or some other form of private credit enhancement. Non-governmental issuers include originators of investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. Ginnie Maes are Mortgage Pass-Through Certificates issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA but are not backed by or entitled to the full faith and credit of the U.S. Treasury. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's effective maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

       Mortgage Pass-through Securities

          Mortgage pass-through securities provide for the pass-through to investors of their pro-rata share of monthly payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

       Adjustable Rate Mortgage Securities

          Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

          ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent that interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS. Some indices, such as the one-year constant maturity Treasury note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Reserve Cost of Funds Index (often related to ARMS issued by FNMA), tend to lag changes in market levels and tend to be somewhat less volatile.

       Derivative Mortgage Securities

          Collateralized mortgage obligations are derivative mortgage securities and are debt instruments issued by special purpose entities which are secured by pools of mortgage loans or other mortgage-related securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-related securities. Both are considered derivative mortgage securities and are collectively referred to as "CMOs." Payments of principal and interest on underlying collateral provide the funds to pay debt service on the collateralized mortgage obligation or make scheduled distributions on the multi-class pass-through security.

          In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates.

          The principal and interest on the underlying mortgages may be allocated among the several tranches of a CMO in many ways. For example, certain tranches may have variable or floating interest rates and others may provide only the principal or interest feature of the underlying security. Generally, the purpose of the allocation of the cash flow of a CMO to the various tranches is to obtain a more predictable cash flow to certain of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-related securities. As part of the process of creating more predictable cash flows on most of the tranches of a CMO, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches, which may include inverse floaters, stripped mortgage-backed securities, and Z tranches, discussed below, are generally higher than prevailing market yields on mortgage-related securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

          An inverse floater is a CMO tranche with a coupon rate that moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index). Like most other fixed income securities, the value of inverse floaters will decrease as interest rates increase. Inverse floaters, however, exhibit greater price volatility than the majority of mortgage pass- through securities or CMOs. Coupon rates on inverse floaters typically change at a multiple of the change in the relevant index rate. Thus, any rise in the index rate (as a consequence of an increase in interest rates) causes a correspondingly greater drop in the coupon rate of an inverse floater while any drop in the index rate causes a correspondingly greater increase in the coupon of an inverse floater. Some inverse floaters also exhibit extreme sensitivity to changes in prepayments. Inverse floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates.

          Z tranches of CMOs defer interest and principal payments until one or more other classes of the CMO have been paid in full. Interest accretes on the Z tranche, being added to principal, and is compounded through the accretion period. After the other classes have been paid in full, interest payments begin and continue through maturity. Z tranches have characteristics similar to zero coupon bonds. Like a zero coupon bond, during its accretion period a Z tranche has the advantage of eliminating the risk of reinvesting interest payments at lower rates during a period of declining market interest rates. At the same time, however, and also like a zero coupon bond, the market value of a Z tranche can be expected to fluctuate more widely with changes in market interest rates than would the market value of a tranche which pays interest currently. In addition, changes in prepayment rates on the underlying mortgage loans will affect the accretion period of a Z tranche, and therefore also will influence its market value.

          The Mortgage Securities Fund will invest only in CMOs which are issued by agencies or instrumentalities of the U.S. government or CMOs issued by private organizations which are rated AAA by an NRSRO.

          Stripped mortgage-backed securities (SMBSs) may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities). SMBSs are derivative multi-class securities. SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities. If the underlying mortgages experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-related security. Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that a Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. A Fund's inability to fully recoup its investment in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated AAA by an NRSRO. In view of these considerations, the Advisor intends to use these characteristics of interest-only SMBSs to reduce the effects of interest rate changes on the value of a Fund's portfolio, while continuing to pursue current income.

Options

     A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

     In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

     The premium received from writing a put or call option, increases a Fund's return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option's exercise price regardless of any decline in the underlying security's market price.

     By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

     A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

     In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

     In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

     Those Funds that are authorized to write or purchase put and call options must cover such options.

     The successful use of options depends on the ability of the Advisor to forecast interest rate and market movements. For example, if a Fund were to write a call option based on the Advisor's expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Advisor's expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

     When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

     The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

     The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

     The Funds generally expect that their options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the OTC markets. A Fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Advisor, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt its normal operations.

     A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

     Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

     Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Advisor may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

Preferred Stock

     Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.


Real Estate Investment Trusts (REITs)

     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The real property and mortgages serving as investment vehicles for REITs may be either residential or commercial in nature and may include healthcare facilities. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (Code). Such tax requirements limit a REITs' ability to respond to changes in the commercial real estate market.

     Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Repurchase Agreements

     Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Advisor will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Advisor to determine when to request additional collateral from the seller.

     If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Restricted and Illiquid Securities

     Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

     Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust may treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.

     Illiquid securities include restricted securities, repurchase agreements providing for settlement on more than seven days' notice and OTC options.

Reverse Repurchase Agreements

     Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Small Cap/Special Equity Situation Securities

     Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

Tax-Exempt Securities

     Tax-exempt securities are debt obligations the interest on which is, in the opinion of bond counsel for the issuing governmental entity or agency, excluded from gross income for federal income tax purposes. Examples of tax-exempt securities include fixed and floating or variable rate municipal obligations, tax-exempt notes, participation, trust and partnership interests in municipal obligations, tax-exempt commercial paper, stand-by commitments and private activity bonds.

     Tax-exempt securities are issued to obtain monies for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which tax-exempt securities may be issued include refunding outstanding obligations, obtaining monies for general operating expenses and to lend to other public institutions and facilities. The two principal classifications of tax-exempt securities are general obligation and limited obligation (or revenue) securities. General obligation securities are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

     Limited obligation securities are payable only from the revenues derived from a particular facility or class or facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Private activity bonds generally are limited obligation securities, the credit and quality of which are usually directly related to the credit of the private user of the facilities. Payment of principal of and interest on these bonds is the responsibility of the private user (and any guarantor).

     Tax-exempt notes and tax-exempt commercial paper are generally used to provide for short-term capital needs, seasonal working capital needs of municipalities or to provide interim construction financing, and generally have maturities of one year or less. Tax-exempt notes include tax anticipation notes
(TANs), revenue anticipation notes (RANs) and bond anticipation notes (BANs). TANs are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes. RANs are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the federal revenue sharing programs. BANs are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions and is actively traded.

     Private activity bonds (sometimes called "industrial development bonds") may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. Because dividends attributable to interest on such bonds may not be tax exempt, it may not be desirable for an investor to purchase shares of a Fund which invests in private activity bonds, if such investor is a "substantial user" of facilities which are financed by private activity bonds or industrial development bonds or a "related person" of such a substantial user.

     Tax-exempt securities may be purchased through the acquisition of certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities. In such arrangements, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities must be exempt from federal income tax and applicable state income taxes to the same extent as interest on such tax-exempt securities, in the opinion of counsel to the initial seller of each such certificate or instrument.

     Tax-exempt securities may also be acquired by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. Such participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. A Fund will have the right to sell the interest back to the bank or other financial institutions and draw on the letter of credit on demand, generally on seven days' notice, for all or any part of the Fund's participation interest in the par value of the municipal obligation plus accrued interest. the Advisor will generally exercise the demand on a letter of credit only under the following circumstances: (1) upon default of any of the terms of the documents of the municipal obligation,
(2) as needed to provide liquidity in order to meet redemptions, or (3) in order to maintain a high quality investment portfolio. The selling bank may receive a fee in connection with the arrangement. Banks and financial institutions are subject to extensive governmental regulations which may limit the amounts and types of loans and other financial commitments that may be made and interest rates and fees which may be charged. The profitability of banks and financial institutions is largely dependent upon the availability and cost of capital funds to finance lending operations under prevailing money market conditions. General economic conditions also play an important part in the operations of these entities and exposure to credit losses arising from possible financial difficulties of borrowers may affect the ability of a bank or financial institution to meet its obligations with respect to a participation interest. A Fund which purchases a participation interest must receive an opinion of counsel or a ruling of the Internal Revenue Service stating that interest earned by it on the tax-exempt securities in which it holds such participation interest is excluded from gross income for federal regular income tax purposes and applicable state income taxes.

     Prices and yields on tax-exempt securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions in the market for tax-exempt obligations, the size of a particular offering, the maturity of the obligation and ratings of particular issues, and are subject to change from time to time. Information about the financial condition of an issuer of tax-exempt bonds or notes may not be as extensive as that which is made available by corporations whose securities are publicly traded.

     Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of tax-exempt securities. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations to pay interest on and principal of their tax-exempt securities may be materially impaired or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of tax-exempt securities in the same manner. Obligations of issuers of tax-exempt securities are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Code, affecting the rights and remedies of creditors.

     The Code imposes certain continuing requirements on issuers of tax-exempt securities regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

     The Ohio Tax-Free Fund may not invest in private activity bonds if the interest is treated as a preference item for purposes of the federal alternative minimum tax (AMT). Shareholders should consult their own tax advisor regarding the potential effect on them (if any) of any investment in the Tax-Exempt Funds.

U.S. Government Securities

     U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

     Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

     Other such obligations are only supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

U.S. Treasury Security Futures Contracts and Options

     U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury securities futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option. U.S. Treasury security futures contracts and options on such contracts are used to hedge against movements in the value of tax-exempt securities.

     Successful use of U.S. Treasury security futures contracts depends on the ability to predict the direction of interest rate movements and the effects of other factors on the value of debt securities. For example, the sale of U.S. Treasury security futures contracts is used to hedge against the possibility of an increase in interest rates which would adversely affect the value of tax-exempt securities held in a Fund's portfolio. If, unexpectedly, the prices of the tax-exempt securities increase following a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

     There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling U.S. Treasury securities futures and the value of U.S. Treasury securities subsequently increases while the value of its tax-exempt securities decreases, the Fund will incur losses on both its U.S. Treasury security futures contracts and its tax-exempt securities. the Advisor will seek to reduce this risk by monitoring movements in markets for U.S. Treasury security futures and options and for tax-exempt securities closely.

Warrants

     Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

When-issued and Delayed Delivery Transactions

     When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. the Advisor may choose to dispose of a commitment prior to settlement.

     With the exception of the Mortgage Securities Fund, which may invest up to 35% of its total assets in securities purchased on a when-issued or delayed delivery basis, the Dividend Capture Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund, which may invest up to 25% of their total assets in securities purchased on a when-issued or delayed delivery basis, and the International Equity Fund, which has no such restriction on total assets, none of the Funds intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Zero-coupon Securities

     Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the NAV of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.

     Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including TIGRS and CATS. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

     In addition, the U.S. Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of
Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities. When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons maybe sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

                                      INVESTMENT RISKS

     There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

Concentration Risk

     When a Fund invests more than 25% of its net assets in securities of issuers within a particular geographic region, it is subject to increased risk. As is the case with respect to each of the Single State Funds, performance will generally depend on the region's performance, which may differ in direction and degree from that of the overall stock market. In addition, financial, economic, business and political developments affecting the region may have a greater effect on these Funds.

Credit (or Default) Risk

     To the extent that a Fund invests in corporate debt, U.S. Government securities, mortgage-related securities or other fixed income securities, it is subject to the risk that an issuer of those securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Credit risk includes "counterparty risk," -- the risk that the other party to a transaction will not fulfill its contractual obligation. This risk applies, for example, to repurchase agreements into which a Fund may enter. Securities rated below investment grade are particularly subject to credit risk.

Currency Risk

     Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of a Fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Additionally, a Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of a Fund's investments.

Equity Risk

     Equity risk is the risk that stock prices will fall quickly and dramatically over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and period of falling prices. Often, dramatic movements in prices occur in response to reports of a company's earnings, economic statistics or other factors which affect an issuer's profitability.

     To the extent that a Fund invests in smaller capitalization stocks, it may be subject to greater risks than those associated with investment in larger, more established companies. Small companies tend to have limited product lines, markets or financial resources, and may be dependent on a small management group. Small company stocks may be subject to more abrupt or erratic price movements, for reasons such as lower trading volumes, greater sensitivity to changing conditions and less certain growth prospects. Additionally, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly during periods of market disruption, and there is often less publicly available information concerning these securities.

Extension Risk

     Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Foreign Custodial Services and Related Investment Costs

     Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to a Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect a Fund against loss or theft of its assets.

Foreign Investment Risk

     Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.


Interest Rate Risk

     Interest rate risk is the risk that changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in bond values, while a fall in interest rates typically causes a rise in bond values. Fixed income securities with longer maturities are more susceptible to changes in value due to interest rate changes than are those with shorter maturities.

     Recent market experience has shown that certain derivative mortgage securities have a higher degree of interest rate risk and, as a result, the prices of such securities may be highly volatile. In addition, recent market experience has shown that during periods of rising interest rates, the market for certain derivative mortgage securities may become more unstable and such securities may become more difficult to sell as market makers either choose not to repurchase such securities or offer prices which are unacceptable to the Advisor based on market conditions.

Investment Style Risk

     The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk

     The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Liquidity Risk

     Certain securities may be difficult or impossible to sell at the time and price that a Fund would like. A Fund may have to accept a lower price, sell other securities or forego an investment opportunity, and this could have a negative effect on performance. This risk applies to restricted securities, Rule 144A Securities certain over-the-counter options, securities not traded in the U.S. markets and other securities that may trade in U.S. markets but are not registered under the federal securities laws.

Market Risk

     Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Prepayment Risk

     Prepayment risk results because, as interest rates fall, homeowners are more likely to refinance their home mortgages. When home mortgages are refinanced, the principal on mortgage-related securities held is "prepaid" earlier than expected. A Fund which holds mortgage-related securities which are prepaid must reinvest the unanticipated principal payments, just at a time when interest rates on new mortgage investments are falling. Prepayment risk has two important effects on a Fund: (1) when interest rates fall and additional mortgage prepayments must be reinvested at lower interest rates, income will be reduced; and (2) when interest rates fall, prices on mortgage-backed securities may not rise as much as comparable Treasury bonds because bond market investors may anticipate an increase in mortgage prepayments and a likely decline in income.

     Recent market experience has shown that certain derivative mortgage securities have a higher degree of prepayment risk and, as a result, the prices of such securities may be highly volatile.

Security-Specific Risk

     Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

     Special Risk Factors Applicable to the Ohio Municipal Money Market Fund and the Ohio Tax-Exempt Fund

     Since these Funds invest primarily in issuers from Ohio, the Funds may be subject to additional risks compared to funds that invest in multiple states. Ohio's economy is relatively diversified across the manufacturing, agriculture and services sectors. However, the manufacturing sector, in particular automobile manufacturing related industries, is still a major employer within Ohio and exposes the state to the economic dislocations which occur within cyclical industries.

Special Risk Factors Applicable to the Michigan Tax-Free Fund

     Since the Fund invests primarily in issuers from Michigan, the Fund may be subject to additional risks compared to funds that invest in multiple states. Although it has diversified, Michigan's economy is still heavily dependent upon certain industries, especially automobile, manufacturing and related industries. Any downturn in these industries may adversely affect the economy of the state.

Special Risk Factors Applicable to the Florida Tax-Free Money Fund

     Since the Fund invests primarily in issuers located in Florida, the Fund may be subject to additional risks compared to funds that invest in multiple states. Florida's economy is centered on the trade and services industry; it is also influenced by agriculture and tourism, which is the main driver of the state's economy.

                                  INVESTMENT RESTRICTIONS

     The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding Shares of a Fund.

     All funds (except the Rotating Markets Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund) may not:

(1) Except for the Tax-Exempt Funds, invest more than 5% of the value of its total assets in the securities of any one issuer (this limitation does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or to repurchase agreements secured by such obligations).

(2)  Purchase more than 10% of the voting securities of any issuer.

(3) Invest 25% or more of the value of its total assets (i) in securities of companies primarily engaged in any one industry (other than the U.S.
     Government, its agencies and instrumentalities and securities of other investment companies), and (ii) with respect to the Tax-Exempt Funds, in municipal obligations of one issuer or which are related in such a way that, in the opinion of the Advisor, an economic, business or political development other than state-wide, national or international development) affecting one such municipal obligation would also affect others in a similar manner. Such concentration may occur as a result of changes in the market value of portfolio securities, but such concentration may not result from investment.

(4) Loan more than 20% of the Funds' portfolio securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities.

(5) For all Funds except the Florida Tax-Free Money Fund, invest more than 10% (15% in the case of the Government Income Fund) of the value of its total assets in illiquid securities including restricted securities, repurchase agreements of over seven days' duration and OTC options. The Florida Tax-Free Money Fund will not invest more than 10% of the value of its net assets in such illiquid securities. The Money Market Fund will not include in this limitation commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.

(6) Borrow in excess of 5% of its total assets (borrowings are permitted only as a temporary measure for extraordinary or emergency purposes) or pledge (mortgage) its assets as security for an indebtedness, except that each of the Michigan Tax-Free Fund, Intermediate Government Income Fund and Florida Tax-Free Money Fund may borrow from banks up to 10% of the current value of its total net assets for temporary or defensive purposes and those borrowings may be secured by the pledge of not more than 15% (10% for the Florida Tax-Free Money Fund) of the current value of its total net assets (but investments may not be purchased by these Funds while any such borrowings are outstanding).

(7) Invest more than 5% of its total assets in securities of any issuer which, together with any predecessor, has been in operation for less than three years.

(8) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(9) Purchase or sell commodities or commodities contracts, or interests in oil, gas, or other mineral exploration or development programs provided, however, that the Funds may invest in futures contracts for bona fide hedging transactions, as defined in the General Regulations under the Commodity Exchange Act, or for other transactions permitted to entities exempt from the definition of the term commodity pool operator, as long as, immediately after entering a futures contract no more than 5% of the fair market value of the Funds' assets would be committed to initial margins.

(10) Purchase securities on margin or effect short sales (except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

(11) Engage in the business of underwriting securities issued by others or purchase securities, other than time deposits and restricted securities (i.e., securities which cannot be sold without registration or an exemption from registration), subject to legal or contractual restrictions on disposition.

(12) Make loans to any person or firm except as provided below; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than A by Moody's or S&P, or the equivalent, privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into repurchase agreements. However, each of the Funds may lend its portfolio securities to brokers, dealers or other institutional investors deemed by the Advisor, the Trust's manager, pursuant to criteria adopted by the Trustees, to be creditworthy if, as a result thereof, the aggregate value of all securities loaned does not exceed 20% (5% in the case of the Michigan Tax-Free Fund) of the value of total assets and the loan is collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Such transactions will comply with all applicable laws and regulations.

(13) Purchase from or sell portfolio securities to officers, Trustees or other "interested persons" (as defined in the 1940 Act) of the Funds, including its investment manager and its affiliates, except as permitted by the 1940 Act and exemptive Rules or Orders thereunder.

(14) Issue senior securities.

(15) Purchase or retain the securities of any issuer if, to the Funds' knowledge, one or more of the officers, directors or Trustees of the Trust, the investment advisor or the administrator, individually own beneficially more than one-half of one percent of the securities of such issuer and together own beneficially more than 5% of such securities.

(16) Purchase the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission or except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition and except as permitted pursuant to Section 12(d)(1) of the 1940 Act.

(17) Under normal circumstances, the Ohio Tax-Free Fund will invest its assets to that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax.

(18) Under normal circumstances, the Michigan Tax-Free Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax.

(19) Under normal circumstances, the Florida Tax-Free Money Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax. If the Fund name includes the word "tax-free" the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax.

(20) Under normal circumstances, the Ohio Municipal Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

     Except with respect to borrowing money, all percentage limitations on investments will apply at the time of the making of an investment and should not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


     The Rotating Markets Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund:

(1) May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2) May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(3) May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(4) May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(5) May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(6) May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7) May not change its diversification status without shareholder approval as required by the 1940 Act.

     The fundamental limitations of the Rotating Markets Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

     Note, with respect to the Rotating Markets Fund, the Fund will not invest more than 25% of its total assets in the securities of exchange traded funds which concentrate (i.e., invest more than 25% of their assets) in the same industry, provided that (i) through its investment in exchange traded funds, the Fund indirectly may invest more than 25% of its assets in one industry, and (ii) the Fund will concentrate more than 25% of its assets in the investment company industry.

     1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. For the Tax-Exempt Funds only, as a matter of non-fundamental policy, they will comply with the diversification requirements of Rule 2a-7, which are more rigorous. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

     Additionally, the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

     Regulatory Compliance. The Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Funds will determine the effective maturity of its investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

The following are non-fundamental policies of the indicated Fund:

U.S. Treasury Money Market Fund*

o under normal circumstances, the U.S. Treasury Money Market Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations.

Income Equity Fund

o under normal circumstances, the Income Equity Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.


Mortgage Securities Fund

o under normal circumstances, the Mortgage Securities Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in mortgage-related securities, including mortgage REITs.

Fixed Income Securities Fund*

o under normal circumstances, the Fixed Income Securities Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in fixed income securities.

Intermediate Government Income Fund*

o under normal circumstances, the Intermediate Government Income Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in U.S. government securities.

International Equity Fund*

o under normal circumstances, the International Equity Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities.

Situs Small Cap Fund*

o under normal circumstances, the Situs Small Cap Fund will invest at least 80% of the value of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in equity securities of small capitalization companies.

Rotating Markets Fund

o under normal circumstances, the Rotating Markets Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) directly, or indirectly through index-based securities, in equity stocks comprising the equity market segment chosen by the Advisor.

Mid Corp America Fund

o under normal circumstances, the Mid Corp America Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in common stocks of mid-cap companies.

o under normal circumstances, the Mid Corp America Fund will invest at least 80% of its "Assets" (net assets plus the amount of any borrowings for investment purposes) in investments in the United States of America.

     * Except for the Rotating Markets Fund, the above Funds will provide shareholders with at least 60 days prior notice of any change in these policies as required by SEC Rule 35d-1. These policies shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1. However, the Rotating Markets Fund will propose the same shareholder notice on a voluntary basis.

     The following investment limitations of the Rotating Markets Fund, the Dividend Capture Fund, the International Equity Fund, the Mid Corp America Fund, the New Economy Fund, and the Situs Small Cap Fund are non-fundamental policies. The funds will not:

     (1)  Invest in companies for the purpose of exercising control.

     (2) Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incidence of such loan, except as permitted with respect to securities lending.

     (3) Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

     (4) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

     (5) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

Portfolio Turnover

     The portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Under that definition, the Money Market Funds will have no portfolio turnover. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.


     For the fiscal years ended December 31, 2002 and 2001, the portfolio turnover rates for each of the following Funds were as follows:

Fund                                                              2002      2001

Growth Fund....................................................... 15%      12%
Income Equity Fund................................................ 29%      33%
Rotating Markets Fund(1)..........................................102%       0%
Dividend Capture Fund(2).......................................... 88%     172%
International Equity Fund(3)...................................... 68%     121%
Mid Corp America Fund............................................. 16%      11%
New Economy Fund.................................................. 39%      45%
Situs Small Cap Fund(4)...........................................  9%      N/A
Mortgage Securities Fund.......................................... 63%      25%
Ohio Tax-Free Fund................................................ 28%      39%
Michigan Tax-Free Fund(5)......................................... 27%     100%
Fixed Income Securities Fund...................................... 54%     149%
Intermediate Government Income Fund............................... 60%      64%
Short/Intermediate Fixed Income Securities Fund................... 58%      65%

(1) The increase in this Fund's portfolio turnover rate in 2002 is due to its rotation of investments from one index to another in accordance with its investment goal and strategies.

(2) The Fund's high portfolio turnover rate in 2001 was due to the Fund's investment policy which by nature is conducive to higher portfolio turnover when appropriate under market conditions.

(3) This Fund's portfolio turnover rate was unusually high in 2001 due to a change in the Fund's sub-advisor and a restructuring of the Fund's investment portfolio.

(4)  N/A represents a calendar period when a Fund was not in operation.

(5) This Fund's portfolio turnover rate in 2001 was unusually high because the portfolio manager restructured the portfolio and extended the average maturity to take advantage of lower federal funds rates, resulting in a more balanced portfolio with laddered maturities and higher coupons.



                       WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS

Trustees and Officers

     The following tables give information about each Independent Trustee and the senior officers of the Trust. Each Independent Trustee oversees all portfolios of the Trust and serves for an indefinite term. Information about each Independent Trustee is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Independent Trustee from the Trust and the Huntington Fund Complex for its most recent fiscal year. Unless otherwise noted, the business address of each person listed below is c/o Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 18 portfolios and the Huntington Fund Complex consists of two investment companies (comprising 24 portfolios). Each Independent Trustee serves as Trustee for all portfolios of the Huntington Fund Complex.

     As of April 1, 2003, the Independent Trustees and Officers as a group owned approximately 76,814 Shares (1.61%) of the Income Equity Fund's outstanding Class A Shares.

     As of April 1, 2003, the Independent Trustees and Officers as a group owned approximately 71,796 Shares (1.53%) of the Mid Corp America Fund's outstanding Class A Shares.

     As of April 1, 2003, the Independent Trustees and Officers as a group owned approximately 112,665 Shares (1.39%) of the Fixed Income Securities Fund's outstanding Class A Shares.

Independent Trustees Background and Compensation

                      Principal Occupations during the past    Total
                      Five fiscal years, Previous              Compensation
Name                  Position(s) and Other Directorships      From Trust and
Birth Date            Held                                     Huntington Fund
Positions Held with                                            Complex
Trust                                                          (past calendar
Date Service Began                                             year)

David S. Schoedinger  Principal Occupation: Since 1965,        $21,000.00
Birth Date:           Chairman of the Board, Schoedinger
November 27, 1942     Funeral Service.  Since 1987, CEO,
CHAIRMAN              Schoedinger Financial Services, Inc.
Began serving: May    ---------------------------------------
1990
                      Previous Position: From 1992 to 1993,
                      President, Board of Directors of
                      National Selected Morticians (national
                      trade association for morticians).

                      Other Directorships Held: None


John M. Shary         Principal Occupations: Retired.          $26,000.00
Birth Date:           ---------------------------------------
November 30, 1930
CHAIRMAN OF THE
BOARD AND TRUSTEE
Began serving:        Previous Positions: Member, Business
October 1991          Advisory Board, HIE-HEALTHCARE.COM
                      (formerly Hublink, Inc.)
                      (1993-1997)(database integration
                      software); Member, Business Advisory
                      Board, Mind Leaders, Inc. (formerly
                      DPEC - Data Processing Education
                      Corp.) (1993-1996) (data processing
                      education); Member, Business Advisory
                      Board, Miratel Corporation
                      (1993-1995)(research and development
                      firm for CADCAM); Chief Financial
                      Officer of OCLC Online Computer
                      Library Center, Inc. (1978-1993);
                      Member, Board of Directors, Applied
                      Information Technology Research Center
                      (1987-1990); Member, Board of
                      Directors, AIT (1987-1990) technology.

                      Other Directorships Held: None



Thomas J.             Principal Occupations: Since April       $21,000.00
Westerfield           1993, Of Counsel, Cors & Bassett LLC
Birth Date: April     (law firm).
19, 1955
TRUSTEE               Other Directorships Held: None
Began serving:
January 2001


William R. Wise       Principal Occupations: Retired.          $21,000.00
Birth Date: October   ---------------------------------------
20, 1931
TRUSTEE               Previous Positions: Corporate Director
Began serving:        of Financial Services and Treasurer,
April 1991            Children's Hospital, Columbus, Ohio;
                      Associate Executive Director and
                      Treasurer, Children's Hospital,
                      Columbus, Ohio (1985-1989).

                      Other Directorships Held: None

--------------------------------------------------------------------------------





OFFICERS**

Name                          Principal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Trust
--------------------------------------------------------------------------------
Daniel B. Benhase             Principal Occupations: Executive Vice President,
Birth Date: November 23,      Private Financial Group, Huntington Bancshares
1959                          Incorporated (June 2000 to present).
----------------------------
41 South High Street          Previous Positions: Executive Vice President of
Columbus, OH                  Firstar Corporation and Firstar Bank, N.A.
PRESIDENT                     (prior to June 2000).
Began Serving: August 2001

Charles L. Davis, Jr.         Principal Occupations: Vice President, Director
Birth Date: March 23, 1960    of Mutual Fund Services and Strategic
CHIEF EXECUTIVE OFFICER       Relationship Management, Federated Services
Began Serving: April 2003     Company; Vice President, Edgewood Services.
                              .
                              Previous Positions: President, Federated
                              Clearing Services; Director, Business
                              Development, Mutual Fund Services, Federated
                              Services Company.

James E. Ostrowski            Principal Occupations: Vice President, Federated
Birth Date: November 13,      Services Company.
1959
VICE PRESIDENT
Began Serving: December 2001

Bryan C. Haft                 Principal Occupations: Vice President, BISYS
Birth Date: January 23, 1965  Fund Services (2000 to present).
3435 Stelzer Road
Columbus, OH                  Previous Positions: Director, Client Services,
TREASURER                     BISYS Fund Services.
Began Serving: April 2003

Victor R. Siclari             Principal Occupations: Partner, Reed Smith LLP
Birth Date: November 17,      (October 2002 to present).
1961
SECRETARY                     Previous Positions: Sr. Corporate Counsel and
Began Serving: August 2002    Vice President, Federated Services Company
                              (prior to October 2002).


--------------------------------------------------------------------------------
**    Officers do not receive any compensation from the Fund(s).



COMMITTEES OF THE BOARD
            Committee         Committee Functions                          Meetings
            Members                                                        Held
                                                                           During
                                                                           Last
Board                                                                      Fiscal
Committee                                                                  Year
Audit       David S.          The purposes of the Audit Committee are to   Three
            Schoedinger       oversee the Trust's accounting and
            John M. Shary     financial reporting policies and
            Thomas J.         practices; to oversee the quality and
            Westerfield       objectivity of the Trust's financial
            William R. Wise   statements and the independent audit
                              thereof; to consider the selection of
                              independent public accountants for the
                              Trust and the scope of the audit; and to
                              act as a liaison between the Trust's
                              independent auditors and the full Board of
                              Trustees.
             ommittee          ommittee Functions                          Meetings
             embers                                                        Held
                                                                           During
                                                                           Last
Board       C                                                              Fiscal
Committee   M                 C                                            Year
Nominating  David S.          The purpose of the Nominating Committee is   One
            Schoedinger       to identify candidates to fill vacancies
            John M. Shary     on the Board of Trustees.  The Nominating
            Thomas J.         Committee will consider nominees
            Westerfield       recommended by Shareholders.  The
            William R. Wise   Nominating Committee is comprised of all
                              four members of the Board of Trustees.
                              Recommendations should be submitted to the
                              Nominating Committee in care of Huntington
                              Funds.
                              -------------------------------------------



BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE HUNTINGTON FAMILY OF INVESTMENT COMPANIES1 AS OF DECEMBER 31, 2002


--------------------------------------------------------------------------------
          (1)                          (2)                         (3)
------------------------
                                                            Aggregate Dollar
                                                             Range of Equity
                                                            Securities in All
                                                               Registered
                           Dollar Range of Shares Owned   Investment Companies
                             in The Huntington Funds       Overseen by Trustee
    Name of Trustee                                         in the Huntington
                                                          Family of Investment
                                                                Companies

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David S. Schoedinger                                          Over $100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Money Market Fund              Over $100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Mid Corp America Fund            $1-$10,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Situs Small Cap Fund             $1-$10,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Mortgage Securities            Over $100,000
   Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John M. Shary                                               $50,001-$100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Income Equity Fund            $50,001-$100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Westerfield                                       $50,001-$100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Money Market Fund                $1-$10,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Growth Fund                   $10,000-$50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Income Equity Fund               $1-$10,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Rotating Markets Fund            $1-$10,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Dividend Capture Fund         $10,000-$50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Mid Corp America Fund         $10,000-$50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   New Economy Fund              $10,000-$50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Mortgage Securities              $1-$10,000
   Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Fixed Income
   Securities Fund                  $1-$10,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Intermediate
   Government                       $1-$10,000
   Income Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William R. Wise                                             $50,001-$100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Growth Fund                      $1-$10,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Income Equity Fund            $10,001-$50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Mid Corp America Fund         $10,001-$50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Ohio Tax-Free Fund            $10,001-$50,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Fixed Income
   Securities Fund               $10,001-$50,000
--------------------------------------------------------------------------------

(1) The "Huntington Family of Investment Companies" refers to both the Trust and Huntington VA Funds, as both the Trust and Huntington VA Funds are held out to investors as related entities for investor or investment purposes


Investment Advisor

     On May 12, 2001, Huntington Bank reorganized its investment advisory services and created Huntington Asset Advisors, Inc., a separate, wholly owned subsidiary of Huntington Bank. Huntington Asset Advisors, Inc. has replaced Huntington Bank as the investment advisor to the Huntington Funds. Following the reorganization, the management and investment advisory personnel of Huntington Bank that provided investment management services to Huntington Funds will continue to do so as the personnel of Huntington Asset Advisors, Inc. Additionally, Huntington Asset Advisors, Inc. is wholly owned and otherwise fully controlled by Huntington Bank. As a result, this transaction is not an "assignment" of the investment advisory contract (and sub-advisory contract) for purposes of the 1940 Act and, therefore, a shareholder vote is not required.

     Huntington Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI) and is deemed to be controlled by HBI. With $27.6 billion in assets as of December 31, 2002, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

     Under the investment advisory agreements between the Trust and Huntington (Investment Advisory Agreements), Huntington, at its expense, furnishes a continuous investment program for the various Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and of the 1940 Act. In addition, Huntington makes decisions consistent with a Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

     Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Advisor may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Advisor will choose to make such an agreement, any voluntary reductions in the Advisor's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

     The Investment Advisory Agreements provide that Huntington shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of Huntington.

     The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days' written notice, or by Huntington on 90 days' written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Agreements also terminate without payment of any penalty in the event of its assignment. The Investment Advisory Agreements provide that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

     From time to time, the Advisor may use a portion of its investment advisory
fee  to  pay  for  certain   administrative   services   provided  by  financial
institutions on Investment A Shares or Investment B Shares of the Funds.

     Because of the internal controls maintained by Huntington to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge of Huntington's or its affiliates' lending relationships with an issuer.


Approval of Investment Advisory Contract


     The investment advisory agreement (Agreement) with Huntington Asset Advisors, Inc. was formally considered by the Board of Trustees at meetings held on July 31, 2002, which included detailed discussions held outside the presence of fund management and the Advisor's personnel. In conducting its review, the Board of Trustees, all of whom are independent trustees for purposes of the 1940 Act, were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Trust under the Agreement; (2) the Trust's investment performance and expenses under the Agreement, (3) information comparing the Trust's expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of Huntington Asset Advisors, Inc. with respect to each portfolio in the Trust. In analyzing these factors, the Board reviewed and considered highly detailed expense and performance comparison information provided by Lipper, Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each portfolio to a broad or general universe of funds and to a "peer group" of funds. The Board further reviewed staffing information including the recruiting and retention of qualified investment professionals. The Board also reviewed the investment processes employed by the Advisor with respect to each Fund.

     As disclosed elsewhere in this SAI, Huntington Asset Advisors, Inc. has soft dollar arrangements by which brokers provide research to Huntington Asset Advisors, Inc. in return for allocating brokerage to such brokers. The Board considered these arrangements. The Board also considered the costs and benefits to affiliates of Huntington Asset Advisors, Inc. such as costs and benefits associated with the assumption of duties as administrator and custodian to the Trust by Huntington National Bank. Also considered was the business reputation and financial resources of Huntington Asset Advisors, Inc. and its ultimate corporate parent, Huntington Bancshares Incorporated.

     Based on its review, the Board of Trustees approved continuance of the Investment Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable in light of Huntington Asset Advisors, Inc.'s services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

Sub-Advisors

     Effective May 1, 2001, the Florida Tax-Free Money Market Fund no longer has a sub-advisor. Prior to May 1, 2000, the sub-advisor for the Florida Tax-Free Money Fund was Countrywide Investments, Inc. (Countrywide), an indirect subsidiary of The Western and Southern Life Insurance Company. As of May 1, 2000, Countrywide reorganized part of its investment advisory operations into its affiliate, Fort Washington Investment Advisors, Inc. (Fort Washington). From May 1, 2000 to April 30, 2001, Fort Washington, whose address is 420 E. Fourth Street, Cincinnati, Ohio 45202, served as sub-advisor to the Florida Tax-Free Money Fund.

     For the period ended April 30, 2001, the Advisor paid sub-advisory fees of $75,771 to Fort Washington. For the fiscal year ended 2000, the Advisor paid sub-advisory fees of $32,313 and $68,415 to Countrywide and Fort Washington, respectively.

     Effective December 31, 2001, the Huntington International Equity Fund no longer has a sub-advisor. Prior to December 31, 2001, the sub-advisor for the Huntington International Equity Fund was Federated Global Investment Management Corp. (FGIM). From May 1, 2001 to December 31, 2001, FGIM, whose address is 175 Water Street, New York, NY 10038, served as sub-advisor to the Fund. Huntington will now serve as investment advisor to the Fund

     For the fiscal year ended 2001, the Advisor paid sub-advisory fees of $114,176 to FGIM.

Glass-Steagall Act

     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Advisor's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Advisor and the Sub-Advisor believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the Sub-Advisory Agreement and described in the Prospectuses and this SAI and has so represented in the Investment Advisory Agreement and the Sub-Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Advisor from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Advisor, or the Sub-Advisor, the Board of Trustees of the Trust would review the Trust's relationship with the Advisor and the Sub-Advisor and consider taking all action necessary in the circumstances.

     Should further legislative, judicial or administrative action prohibit or restrict the activities of the Advisor, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of the Trust, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its NAV per Share or result in financial losses to any Customer.

Portfolio Transactions

     The Advisor may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to the Advisor and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by the Advisor. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment advisor on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results for the Trust.

     As part of its regular banking operations, the Advisor may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of the Advisor. The lending relationship will not be a factor in the selection of securities for the Funds.

Brokerage Allocation and Other Practices

     Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     The Advisor places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, the Advisor, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Advisor receives research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to the Advisor and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to the Advisor is not reduced because the Advisor and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, the Advisor may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. The Advisor 's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

     On December 31, 2002, certain Funds owned securities of the following regular broker/dealers:

---------------------------------------------------------------------------------
Fund                                     Security                       Holdings
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Growth Fund                       Franklin Resources, Inc             $1,363,200
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Growth Fund                      T. Rowe Price Group, Inc.              $982,080
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dividend Capture Fund      Merrill Lynch Capital Trust V, 7.280%        $327,875
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
International Equity Fund        Manulife Financial Corp.               $761,661
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mid Corp America Fund               A.G. Edwards, Inc.                  $342,784
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mid Corp America Fund          Bear Stearns Companies, Inc.             $320,760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mid Corp America Fund                Eaton Vance Corp.                  $115,825
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mid Corp America Fund                Legg Mason, Inc.                   $529,086
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mid Corp America Fund            T. Rowe Price Group, Inc.              $147,312
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mid Corp America Fund         Waddell & Reed Financial, Inc.             $47,208
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Fixed Income Securities    Bear Stearns Companies, Inc., 6.625%,      $1,045,447
Fund                                      1/15/04
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Fixed Income Securities    Bear Stearns Companies, Inc., 5.700%,      $2,045,682
Fund                                     11/15/14
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Fixed Income Securities      Lehman Brothers Holdings, 7.500%,        $3,395,396
Fund                                      9/1/06
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Short/Intermediate Fixed    Merrill Lynch & Co., 6.550%, 8/1/04       $1,597,193
Income Securities Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Short/Intermediate Fixed    Morgan Stanley Dean Witter, 5.800%,       $3,254,222
Income Securities Fund                    4/1/07
---------------------------------------------------------------------------------


Code of Ethics

     Each of the Trust, the Advisor, and the Distributor maintain Codes of Ethics which permit their personnel to invest in securities for their own accounts. As of the date of this SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust's Registration Statement.

Administrator

     Federated, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal services) necessary to operate the Funds. Federated provides these at the following annual rate:

            ----------------------------------------------
                 Maximum        Average Aggregate Daily
             Administrative     Net Assets of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
               .075 of 1%        on the first 4 billion
            ----------------------------------------------
            ----------------------------------------------
                .07 of 1%        on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
               .065 of 1%        on assets in excess of
                                 $7 billion
            ----------------------------------------------

     The administrative fee received during any fiscal year shall be at least $50,000 per Fund.

     From December 20, 1999, to November 30, 2001, Huntington Bank served as Administrator of the Trust pursuant to an Administrative Agreement, dated December 20, 1999.

Sub-Administrator

     Huntington Bank serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Huntington Bank receives a fee at the following annual rate of the average daily net assets of the Funds.

            ----------------------------------------------
                 Maximum       Average Daily Net Assets
            Sub-Administrative       of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
                  .060%          on the first $4 billion
            ----------------------------------------------
            ----------------------------------------------
                  .055%          on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
                  .050%          on  assets  in excess of
                                 $7 billion
            ----------------------------------------------

Financial Administrator

     Huntington Bank also serves as the financial administrator providing administrative and portfolio accounting services to the Funds. For its services, Huntington Bank receives a fee equal to 0.0425 of 1% of the average daily net assets of the Funds, subject to a minimum annual fee of $9,000 for each additional class of Shares (existing prior to December 1, 2001) of any Fund having more than one class of Shares.

Administrative Services Agreement

     The Trust has entered into an Administrative Services Agreement with Huntington Bank pursuant to which Huntington Bank will perform certain shareholder support services with respect to the Trust Shares and Investment A Shares of each of the Funds. Such shareholder support services may include, but are not limited to, (i) establishing and maintaining shareholder accounts and records pertaining to such accounts; (ii) processing dividend and distribution payments from the Funds on behalf of shareholders; (iii) providing periodic shareholder account statements of holdings in each of the Funds and integrating such information with holdings maintained in other accounts serviced by
Huntington Bank; (iv) arranging for bank wires; (v) responding to shareholder inquiries regarding services performed; (vi) responding to shareholder inquiries regarding their investments; (vii) providing sub-accounting with respect to omnibus accounts held by Huntington through which shareholders are invested in the Funds and other sub-accounting requested by the Trust; (viii) where required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and other tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders; (x) assisting in processing changes in shareholder dividend options, account designations and addresses of record; (xi) processing shareholder participation in systematic investment and systematic withdrawal programs; and (xii) such other similar services as the Trust may reasonably request to the extent permitted under applicable laws.

     In consideration for such services, Huntington is paid a fee by the Funds at a maximum annual rate of up to 0.25% of the average daily NAV of such Shares of each Fund. The Administrative Services Agreement became effective on November 1, 2000 and will continue in effect for a period of one year, and thereafter will continue for successive one-year periods, unless terminated by either party.

Expenses

     The Trust's service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current shareholders, costs and expenses of shareholders' and Trustees' reports and meetings and any extraordinary expenses.

Distributor

     The Fund's Distributor, Edgewood Services Inc., (Distributor) offers Shares on a continuous, best-efforts basis and markets the Shares to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

Distribution Plan (12b-1 Fees)

     Consistent with Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan pursuant to which the Distributor receives fees from the Funds and, in turn, the Distributor may pay brokers, dealers and other financial institutions in connection with the sale and distribution (and the advancing and financing of commission payments to financial institutions with respect to the sale) of Investment A Shares and Investment B Shares. The Distributor may advance commissions to financial institutions on the sale of certain Investment A Shares and Investment B Shares, and may vary the commission amounts paid to different financial institutions. The Trust expects that the distribution efforts funded through the use of 12b-1 fees will increase assets and therefore reduce Fund expenses through economies of scale, and provide greater opportunities for diversified investments.

     In accordance with the Distribution Plan, the Distributor or the Funds may enter into agreements with brokers and dealers relating to distribution and/or marketing services with respect to the Investment A Shares and/or Investment B Shares of the Funds. The Distributor or the Funds may also enter into Rule 12b-1 related agreements with administrators (including financial institutions, fiduciaries, custodians for public funds, and investment advisors) to provide distribution related and other services with respect to Investment A Shares and/or Investment B Shares. Separately, the Funds and the Distributor are authorized under the Distributor's Contract to pay financial institutions, including Huntington Bank and its affiliates, a fee for shareholder services at the annual rate of 0.25% of the average daily net assets of Investment A Shares, Investment B Shares and Trust Shares.

     Payments made under the Distribution Plan are made regardless of expenses incurred by the Distributor in providing these services.

     For each of the Investment A Shares class and Investment B Shares class, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustee, or by a vote of a majority of the outstanding Investment A Shares or Investment B Shares (as applicable) of that Fund. The Distribution Plan may be amended by vote of the Trustees, including a majority of the Independent Trustee, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the fee payable thereunder for either Investment A Shares or Investment B Shares with respect to a Fund requires the approval of the shareholders of that Fund's Investment A Shares or Investment B Shares (as applicable). The Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts paid to brokers, dealers and administrators pursuant to any agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made."

     The Distribution Plan provides that it will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of all the Trustees, cast in person at a meeting called for such purpose. For so long as the Distribution Plan remains in effect, the selection and nomination of those Trustees who are not interested persons of the Trust (as defined in the 1940
Act) shall be committed to the discretion of such independent persons.

     For the fiscal year ended December 31, 2002, the Funds named below paid the following fees pursuant to the Distribution Plan for Investment A and Investment B Shares:

----------------------------------------------------------------------------------------
----------------   Money Market    Ohio Municipal   Florida Tax-Free    U.S. Treasury
Fees Paid for          Fund       Money Market Fund    Money Fund     Money Market Fund
the fiscal year
ended December
31, 2002
----------------------------------------------------------------------------------------
                 Class A  Class B      Class A           Class A           Class A
                                                                      ------------------
----------------------------------------------------------------------------------------
---------------- $         $393       $329,190           $32,584          $117,250
12b-1 Fees Paid  814,314   $(50)      $(7,376)          $(1,101)             $0
(12b-1 Fees         $0
Waived)
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------   Growth Fund      Income Equity   Rotating Markets  Dividend Capture
Fees Paid for                           Fund              Fund              Fund
the fiscal year
ended December
31, 2002
----------------------------------------------------------------------------------------
                 -------- Class B Class A  Class B       Class A      Class A  Class B
                 Class A
----------------------------------------------------------------------------------------
---------------- $25,856  $19,807  $5,053  $19,314       $1,291        $2,880  $28,201
12b-1 Fees Paid
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
----------------  International   Mid Corp America  New Economy Fund   Situs Small Cap
Fees Paid for      Equity Fund          Fund                                Fund
the fiscal year
ended December
31, 2002
----------------------------------------------------------------------------------------
                 -------- Class B Class A  Class B  Class A  Class B  Class A  Class B
                 Class A
----------------------------------------------------------------------------------------
----------------   $250   $1,032   $1,575  $16,903    $595    $5,709     $2      $122
12b-1 Fees Paid
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------     Mortgage       Ohio Tax-Free       Michigan        Fixed Income
Fees Paid for    Securities Fund        Fund          Tax-Free Fund    Securities Fund
the fiscal year
ended December
31, 2002
----------------------------------------------------------------------------------------
                 -------- Class B Class A  Class B  Class A  Class B  Class A  Class B
                 Class A
----------------------------------------------------------------------------------------
----------------  $4,792    N/A    $6,213    N/A    $12,770    N/A     $3,381   $7,737
12b-1 Fees Paid
----------------------------------------------------------------------------------------

----------------------------------------------------
----------------   Intermediate   Short/Intermediate
Fees Paid for       Government      Fixed Income
the fiscal year    Income Fund     Securities Fund
ended December
31, 2002
----------------------------------------------------
                 ------- Class B  Class A  Class B
                 Class A
----------------------------------------------------
---------------- $8,438    N/A      N/A      N/A
12b-1 Fees Paid
----------------------------------------------------



Custodian

     For each of the Funds, except the International Equity Fund, Huntington Bank acts as custodian. For an annual fee of 0.026% of each Fund's average daily net assets, Huntington Bank is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the Funds. In addition, Huntington is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

Sub-Custodian

     State Street Bank and Trust Company, whose address is Two Heritage Drive, Quincy, Massachusetts 02171, serves as the custodian for the International Equity Fund.

Transfer Agent and Dividend Disbursing Agent

     Unified Fund Services, Inc., whose address is P.O. Box 6110 Indianapolis, IN 46206-6110, serves as the transfer agent and dividend disbursing agent for the Trust.

Independent Auditors

     KPMG LLP, whose address is 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio 43215, serves as the independent certified public accountants for the Trust.

Legal Counsel

     Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to the Trust and will pass upon the legality of the Shares offered hereby.



                            FEES PAID BY THE FUNDS FOR SERVICES*

----------------------------------------------------------------------------------------------
                                                  Ohio Municipal
                        Money Market Fund       Money Market Fund     Florida Tax-Free Money
                                                                               Fund
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      For the fiscal years     For the fiscal years    For the fiscal years
                              ended                   ended                    ended
                          December 31,             December 31,            December 31,
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      2002       2001        2000        2002      2001      2000      2002      2001    2000


--------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid    $2,488,300  $2,825,526  $2,611,248  $610,811  $660,554  $543,014  $91,429   $203,148  $138,405
Advisory Fee Waived  $0          $0          $0          $0        $0        $34,333   $0        $0        $43,516
--------------------------------------------------------------------------------------------------------------------
Administrative Fee   $675,608    $1,448,503  $1,315,915  $150,353   $307,240  $269,355  $22,857   $94,584   $71,356
Paid
--------------------------------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid             $540,479    N/A          N/A        $124,510    N/A        N/A     $18,285     N/A     N/A
--------------------------------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid  $421,268    $57,100      $0         $99,392    $12,108     $0      $24,090     $3,475  $0
--------------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid     $0      $0      $0      $0       $0      $0      $0      $0      $0
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                          U.S. Treasury
                        Money Market Fund          Growth Fund          Income Equity Fund
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      For the fiscal years     For the fiscal years    For the fiscal years
                              ended                   ended                    ended
                          December 31,             December 31,            December 31,
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      2002       2001      2000      2002        2001        2000        2002        2001        2000
----------------------------------------------------------------------------------------------------------------------------
Advisory Fee Paid    $1,143,949  $987,951  $907,683  $1,339,570  $1,606,490  $1,860,489  $1,207,330  $1,323,474  $1,321,500
Advisory Fee Waived  $0          $0        $0        $0          $0          $0          $0          $0          $0
----------------------------------------------------------------------------------------------------------------------------
Administrative Fee   $428,975    $689,414  $635,072  $167,446    $373,735    $436,425    $150,916    $307,870    $310,001
Paid
----------------------------------------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid             $343,174    N/A       N/A       $133,955     N/A        N/A         $102,731     N/A        N/A
----------------------------------------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid  $251,484   $27,036    $0        $116,478    $14,630     $0          $104,996     $11,030    $0
----------------------------------------------------------------------------------------------------------------------------
Brokerage
Commissions Paid     $0         $0         $0        $113,295    $99,918     $150,366    $210,678     $313,007   $247,120
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------

                      Rotating Markets Fund   Dividend Capture Fund    International Equity
                                                                               Fund
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      For the fiscal years     For the fiscal years    For the fiscal years
                              ended                   ended                    ended
                          December 31,             December 31,            December 31,
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      2002   2001(1)  2000     2002   2001(2)  2000    2002     2001(2)   2000
----------------------------------------------------------------------------------------------
Advisory Fee Paid    $66,902  $16,436 N/A     $192,579 $85,488 N/A     $385,115 $174,904  N/A
Advisory Fee Waived  $0       $0              $0       $0              $0       $0
---------------------
----------------------------------------------------------------------------------------------
Administrative Fee   $10,035 $4,579  N/A     $19,258  $15,875 N/A     $28,884 $24,343 N/A
Paid
---------------------
----------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid             $8,028  N/A     N/A     $15,406  N/A     N/A     $23,106 N/A     N/A
---------------------
----------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid  $15,027 $997    N/A     $32,822  $2,582  N/A     $33,322 $2,649  N/A
---------------------
----------------------------------------------------------------------------------------------
Brokerage
Commissions Paid  $21,508(3)  $2,100  N/A    $106,995(3) $72,087   N/A   $197,657 (3) $127,241    N/A
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

                      Mid Corp America Fund      New Economy Fund      Situs Small Cap Fund
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      For the fiscal years     For the fiscal years    For the fiscal years
                              ended                   ended                    ended
                          December 31,             December 31,            December 31,
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      2002     2001(2)   2000     2002     2001(2)   2000   2002(4)  2001    2000
----------------------------------------------------------------------------------------------
Advisory Fee Paid    $595,110  $221,310  N/A      $163,631 $53,721   N/A    $21,049   N/A     N/A
Advisory Fee Waived  $0        $0                 $6,793   $0               $0
---------------------
----------------------------------------------------------------------------------------------
Administrative Fee   $59,511   $41,085   N/A     $14,374  $9,982  N/A     $2,105  N/A     N/A
Paid
---------------------
----------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid             $47,608 N/A     N/A     $11,499  N/A     N/A     $1,684  N/A     N/A
---------------------
----------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid  $59,225 $3,892  N/A     $32,055  $2,133  N/A     $6,907  N/A     N/A
---------------------
----------------------------------------------------------------------------------------------
Brokerage
Commissions Paid     $115,639 $69,074 N/A     $35,754(3) $18,041 N/A     $36,488 N/A     N/A
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------

                       Mortgage Securities      Ohio Tax-Free Fund    Michigan Tax-Free Fund
                              Fund
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      For the fiscal years     For the fiscal years    For the fiscal years
                              ended                   ended                    ended
                          December 31,             December 31,            December 31,
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      2002    2001    2000     2002    2001    2000    2002    2001    2000
----------------------------------------------------------------------------------------------
Advisory Fee Paid    $209,275 $173,263 $142,124 $236,681  $244,148 $256,014 $107,968 $109,677 $118,934
Advisory Fee Waived  $0       $0       $21,923  $0        $0       $0       $0       $0       $6,248
---------------------
----------------------------------------------------------------------------------------------
Administrative Fee   $31,391  $48,358  $45,865  $35,502   $68,166  $71,713  $16,195  $30,617  $35,075
Paid
---------------------
----------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid             $25,113 N/A     N/A     $28,401  N/A     N/A     $12,956 N/A     N/A
---------------------
----------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid  $27,337 $2,631  $0      $38,827  $2,176  $0      $12,649 $1,567  $0
---------------------
----------------------------------------------------------------------------------------------
Brokerage
Commissions Paid     $13,750 $16,990 $0      $0       $0      $0      $0      $0      $0
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
                                             Intermediate Government    Short/Intermediate
                          Fixed Income             Income Fund                 Fixed
                         Securities Fund                              Income Securities Fund
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      For the fiscal years     For the fiscal years    For the fiscal years
                              ended                   ended                    ended
                          December 31,             December 31,            December 31,
                     -------------------------------------------------------------------------
                     -------------------------------------------------------------------------
                      2002       2001      2000      2002       2001      2000      2002      2001      2000
----------------------------------------------------------------------------------------------
Advisory Fee Paid    $746,784  $767,479  $780,087  $375,018   $372,219  $419,751  $577,920  $564,733  $577,816
Advisory Fee Waived  $0        $0        $0        $0         $0        $15,886   $0        $0        $0
---------------------
----------------------------------------------------------------------------------------------
Administrative Fee   $112,018  $214,249  $218,453  $56,253    $103,919  $121,981  $86,691   $157,646  $160,578
Paid
---------------------
----------------------------------------------------------------------------------------------
Sub-Administrative
Fee Paid             $89,613     N/A      N/A      $45,002       N/A        N/A  $69,347      N/A      N/A
---------------------
----------------------------------------------------------------------------------------------
Portfolio
Accounting Fee Paid  $91,249    $7,034    $0      $40,696      $2,936       $0   $58,806      $4,524   $0
---------------------
----------------------------------------------------------------------------------------------
Brokerage
Commissions Paid     $0           $0      $0      $0            $0          $0     $0         $0       $0
----------------------------------------------------------------------------------------------


* Since May 1, 2002, Huntington Bank has subcontracted with BISYS Fund Services Ohio, Inc. for fund accounting services. From December 1, 2001 to May 1, 2002, State Street Bank and Trust Company provided sub-fund accounting services. Prior to December 1, 2001, SEI Investments Mutual Fund Services provided sub-fund accounting services. Prior to December 1, 2001, Huntington Bank was administrator for the Trust, and SEI Investments Mutual Fund Services was sub-administrator.

(1)   Fund commenced operations on May 1, 2001.
(2)   Fund commenced operations on March 1, 2001.
(3) The brokerage commissions paid on these Funds increased in 2002 as a direct result of an increase in assets in the portfolios.
(4)   Fund commenced operations on September 30, 2002.



Principal Holders of Securities

     Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of Shares of any Fund. Huntington is a wholly owned subsidiary of Huntington Bank. Huntington Bank, a national banking association, is an indirect wholly-owned subsidiary of Huntington Bancshares Incorporated, a bank holding company organized under the laws of Ohio. By virtue of Huntington's affiliation with Huntington Bank, Huntington may be deemed to control the Funds.

                           5% OR MORE OWNERS AS OF APRIL 1, 2003

--------------------------------------------------------------------------------
        Fund            Shareholder Name        Shares Owned   Percentage Owned
                                 Address
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Dividend Capture -                NFSC             187,391             89.24%
      Class A Shares  FBO John H. Morton
                        321 Meadow Drive
                         Chickamauga, GA
                                   30707
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Dividend Capture -                NFSC             617,758             98.02%
      Class B Shares  Jessica R. Salouha
                          807 Timberlake
                                   Trail
                     Brunswick, OH 44212
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Dividend Capture -                FMCO             160,522              5.66%
        Trust Shares       7 Easton Oval
                                  EA4E70
                            Columbus, OH
                              43219-6010
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             Carey & Co.            2,674980             94.34%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        Fixed Income          Lillian V.               4,345              5.66%
   Securities Fund -          Richardson
      Class A Shares      232 Brookhaven
                             Drive North
                             Gahanna, OH
                              43230-2704
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          Lillian Vinson               4,388              5.71%
                              Richardson
                          232 Brookhaven
                             Drive North
                             Gahanna, OH
                              43230-2704
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     Fifth Third Bank TR               4,674              6.09%
                         P.O. Box 630074
                          Cincinnati, OH
                              45263-0001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       William J. Umberg               7,462              9.71%
                     3267 Pickbury Drive
                          Cincinnati, OH
                              45211-6802
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    NFSC              30,754             40.04%
                          Gerald R. Neff
                          Rev. Living TR
                             U/A 4/25/96
                         3854 Cloverdale
                                    Road
                              Medway, OH
                              45341-9708
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fixed         Income                NFSC             110,629             95.30%
Securities   Fund  -    4056 40th Street
Class B Shares                 Nitro, WV
                              25143-1341
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        Fixed Income           SEI Trust             424,011              6.10%
   Securities Fund -  One Freedom Valley
        Trust Shares               Drive
                          Oaks, PA 19456
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             Carey & Co.           6,378,879             91.81%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Florida     Tax-Free                NFSC           1,177,229             15.28%
Money  Market Fund -       P.O. Box 3752
Class A Shares             Church Street
                                 Station
                            New York, NY
                              10008-3752
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             Carey & Co.           6,498,100             84.35%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Florida     Tax-Free         Carey & Co.          27,965,393               100%
Money  Market Fund -       41 South High
Trust Shares                      Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth  Fund - Class                NFSC              73,075             27.42%
A Shares                 2808 Winchester
                           Southern Road
                       Canal Winchester,
                           OH 43110-9300
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth  Fund - Class                NFSC             102,064             99.52%
B Shares              8108 Spring Meadow
                                   Drive
                         Chapel Hill, NC
                              27517-9044
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth  Fund - Trust    Furman Selz Inc.             341,158              5.75%
Shares                Master A/C FMB Div
                                 By Wire
                     One Financial Plaza
                             Holland, MI
                              49423-9166
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             Carey & Co.           5,445,653             91.81%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Income  Equity  Fund                NFSC              53,119             73.99%
- Class A Shares     7865 Wesdtwind Lane
                          Cincinnati, OH
                              45242-5026
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Income  Equity  Fund                NFSC             144,415             98.65%
- Class B Shares           989 Ellsworth
                                  Avenue
                            Columbus, OH
                              43206-1709
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Income  Equity  Fund         Carey & Co.           5,910,413             95.47%
- Trust Shares             41 South High
                                  Street
                      Columbus, OH 43215

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Intermediate                        NFSC             548,827             79.93%
Government    Income   12270 68th Avenue
Fund   -   Class   A       Allendale, MI
Shares                        49401-8714
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Intermediate                        FMCO             926,290             11.95%
Government    Income       7 Easton Oval
Fund - Trust Shares               EA4E70
                            Columbus, OH
                              43219-6010
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              Huntington             946,954             12.21%
                      Investment Company
                       41 S. High Street
                                  HC0742
                            Columbus, OH
                              43287-0001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             Carey & Co.           5,877,437             75.80%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International                       NFSC              14,801               100%
Equity  Fund - Class  5918 99th Street E
A Shares                   Bradenton, FL
                              34202-9666
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International                       NFSC              27,225             99.32%
Equity  Fund - Class    8780 Thomas Lane
B Shares              West Jefferson, OH
                              43162-9760
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
International                Carey & Co.           7,567,384             95.83%
Equity  Fund - Trust       41 South High
Shares                            Street
                      Columbus, OH 43512
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michigan    Tax-Free      Coleman Living              31,237              6.64%
Fund   -   Class   A               Trust
Shares                     3824 Algansee
                                Drive NE
                        Grand Rapids, MI
                              49525-2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Welland W. Sprague              45,909              9.76%
                               430 Lyons
                            Portland, MI
                              48875-1059
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              Kilgojeans             102,514             21.79%
                        6727 Woods Creek
                                   Drive
                          Charlevoix, MI
                              49720-9395
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michigan    Tax-Free         Carey & Co.           1,806,720             99.71%
Fund - Trust Shares        41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mid   Corp   America         Carey & Co.           9,917,042             98.47%
Fund - Trust Shares        41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mid   Corp   America                NFSC             368,592             99.06%
Fund   -   Class   B      807 Timberlake
Shares                             Trail

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mid   Corp   America                NFSC             102,522             91.00%
Fund   -   Class   A       4119 Cherokee
Shares                         Avenue SW
                          Grandville, MI
                              49418-2312
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Money  Market Fund -        Unified Fund          34,449,805             11.77%
Class A Shares                  Services
                                  431 N.
                     Pennsylvania Street
                        Indianapolis, IN
                                   46204
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    NFSC         101,079,496             34.53%
                           P.O. Box 3752
                           Church Street
                                 Station
                            New York, NY
                              10008-3752
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             Carey & Co.         132,582,263             45.29%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Money  Market Fund -         Carey & Co.         406,679,287             99.22%
Trust Shares               41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Money  Market Fund -     SEI Investments              10,760              6.72%
Class B Shares        One Freedom Valley
                          Oaks, PA 19456
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    NFSC              46,261             28.87%
                        20795 Waterscape
                                     Way
                         Noblesville, IN
                                   46060
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        Boston Financial             102,135             63.75%
                           Data Services
                        2 Heritage Drive
                              Quincy, MA
                              02171-2119
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Money  Market Fund -         Carey & Co.          27,593,437               100%
Interfund Shares           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mortgage  Securities                NFSC             280,500             83.34%
Fund   -   Class   A      118 Olde Towne
Shares                             Trail
                               Barea, OH
                              44017-2559
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mortgage  Securities          Huntington             603,559             10.93%
Fund - Trust Shares   Investment Company
                           41 South High
                           Street HC0742
                            Columbus, OH
                              43287-0001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             Carey & Co.           4,842,541             87.66%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
New  Economy  Fund -    Donna E. Benhase              38,802              5.13%
Class A Shares           7473 Shaker Run
                                    Lane
                        West Chester, OH
                              45069-6300
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    NFSC              35,704             92.02%
                          10701 Ayrshire
                                   Drive
                               Tampa, FL
                              33626-2633
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
New  Economy  Fund -                NFSC             112,515             99.82%
Class B Shares        12631 East Chester
                                     Rd.
                        Pickerington, OH
                              43147-9296
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
New  Economy  Fund -         Carey & Co.           2,566,700             97.28%
Trust Shares               41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ohio       Municipal                NFSC          13,935,353             11.70%
Money  Market Fund -       P.O. Box 3752
Class A Shares             Church Street
                                 Station
                            New York, NY
                              10008-3752
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             Carey & Co.          91,161,818             76.54%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ohio  Tax-Free  Fund Ursula E. M. Umberg             168,181              5.09%
- Class A Shares     3267 Pickbury Drive
                          Cincinnati, OH
                              45211-6802
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    NFSC             123,718             73.56%
                                  HC0220
                            Columbus, OH
                              43287-0001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ohio  Tax-Free  Fund         Carey & Co.           2,230,633             96.79%
- Trust Shares             41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rotating  Index Fund                NFSC              91,812             99.11%
- Class A Shares        537 E. Pete Rose
                                     Way
                                 STE 400
                          Cincinnati, KY
                                   45202
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rotating  Index Fund         Carey & Co.           1,908,213             96.27%
- Trust Shares             41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Short/Intermediate            Huntington             364,824              5.38%
Fixed Income          Investment Company
Securities Fund -      41 S. High Street
Trust Shares                      HC0742
                            Columbus, OH
                              43287-0001

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             Carey & Co.           6,201,953             91.51%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Situs    Small   Cap                NFSC                 198              9.24%
Fund   -   Class   A
Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    NFSC               1,948             90.71%
                       18133 Shady Ridge
                                   Court
                                  Apt. 3
                         Spring Lake, MI
                                   49456
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Situs    Small   Cap                NFSC              12,877             99.99%
Fund   -   Class   B  25772 Brittany Rd.
Shares                    Perrsyburg, OH
                                   43551
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Situs    Small   Cap         Carey & Co.           1,547,279               100%
Fund - Trust Shares        41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S.  Treasury Money                NFSC          37,330,441             21.40%
Market  Fund - Class       P.O. Box 3752
A Shares                   Church Street
                                 Station
                            New York, NY
                              10008-3752
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             Carey & Co.          35,457,924             68.20%
                           41 South High
                                  Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S.  Treasury Money         Carey & Co.         471,341,149             98.83%
Market  Fund - Trust       41 South High
Shares                            Street
                      Columbus, OH 43215
--------------------------------------------------------------------------------

     Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


                                     SHAREHOLDER RIGHTS

     The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of Shares of beneficial interest, representing interests in separate portfolios of securities. The Shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established four classes of Shares, known as Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares. Interfund Shares are offered only by the Money Market Fund. All of the Income Funds (except Short/Intermediate Fixed Income Securities Fund), the Equity Funds (except Rotating Markets Fund) and the Money Market offer Investment B Shares. Investment A Shares, Investment B Shares, Trust Shares, and Interfund Shares of a Fund are fully transferable. Each class is entitled to dividends from the respective class assets of the Fund as declared by the Trustees, and if the Trust (or a Fund) were liquidated, the shareholders of each class would receive the net assets of the Fund attributable to each respective class.

     All shareholders are entitled to one vote for each Share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of the Trust will vote in the aggregate and not by Fund or class except (i) as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or class, or
(ii) only holders of Investment A Shares and/or Investment B Shares will be entitled to vote on matters submitted to shareholder vote with respect to the Rule 12b-1 Plan applicable to such class or classes.

     The rights of shareholders cannot be modified without a majority vote.

     The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding Shares of the Trust. Upon written request by the holders of Shares representing 1% of the outstanding Shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

     Under Massachusetts law, shareholders could, under certain circumstances, beheld personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

     Shareholder inquiries regarding Investment A Shares should be directed to The Huntington Investment Company, 41 South High Street, Columbus, Ohio 43287.

     Shareholder inquiries regarding Investment B Shares should be directed to The Huntington Investment Company, 41 South High Street, Columbus, Ohio 43287.

     Shareholder inquiries regarding Trust Shares or Interfund Shares should be directed to Huntington, 41 South High Street, Columbus, Ohio 43215, Attn: Trust Services.

Additional Information on Purchases, Exchanges and Redemptions

     Investment A Shares and Investment B Shares of each of the Funds may be purchased, exchanged or redeemed by contacting the Trust, The Huntington Investment Company or a Huntington Personal Banker.

     Trust Shares may be purchased only through fiduciary, advisory, agency and other similar accounts maintained by or on behalf of Huntington or its affiliates or correspondent banks as well as similar customers of third party financial institutions. Individuals who receive Trust Shares as a result of a trust distribution or similar transaction or by operation of law, will be permitted to retain such Shares, but may not purchase additional Trust Shares, except by means of the reinvestment of dividends or distributions. Exchanges of Trust Shares, if permitted by the account agreement, as well as redemptions of Trust Shares, are made by contacting the Trust.

     Interfund Shares are available only for purchase by the Huntington Equity Funds and the Huntington Income Funds and may be purchased, exchanged or redeemed by contacting the Trust.

     Telephone purchase, exchange or redemption requests may be recorded and will be binding upon an investor. Use of the telephone for exchanges or redemptions involves the possible risk of loss, since anyone providing the required information may be able to use the service without the shareholder's permission. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

     In times of extreme economic or market conditions, shareholders may have difficulty making redemptions or exchanges by telephone. If a shareholder cannot make contact by telephone, redemption or exchange requests should be made in writing and sent by overnight mail to the Trust.

     In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. Only New Technology Medallion imprints will be accepted as signature guarantees.


Other Purchase Information

     Purchases of all classes of Shares are made at NAV, plus (for Investment A Shares only) any applicable sales charge. All purchases, except for of Interfund Shares, are subject to minimum purchase requirements, but these requirements may be waived by the Distributor. Payment for Investment A Shares or Investment B Shares may not be by third party check, and any checks drawn from a bank located outside the U.S. will result in a delay in processing until the check has cleared.

     If at any time the right to purchase Shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional Shares and have dividends reinvested.

     Payment in Kind. In addition to payment by check, Shares of a Fund may be purchased by customers of the Advisor in exchange for securities held by an investor which are acceptable to that Fund. Investors interested in exchanging securities must first telephone Huntington at (800) 253-0412 for instructions regarding submission of a written description of the securities the investor wishes to exchange. Within five business days of the receipt of the written description, Huntington will advise the investor by telephone whether the securities to be exchanged are acceptable to the Fund whose Shares the investor desires to purchase and will instruct the investor regarding delivery of the securities. There is no charge for this review. Securities which have been accepted by a Fund must be delivered within five days following acceptance.

     Securities accepted by a Fund are valued in the manner and on the days described in the section entitled "Determination of Net Asset Value" as of 4:00 p.m. (Eastern Time).

     The value of the securities to be exchanged and of the Shares of the Fund may be higher or lower on the day Fund Shares are offered than on the date of receipt by Huntington of the written description of the securities to be exchanged. The basis of the exchange of such securities for Shares of the Fund will depend on the value of the securities and the NAV of Fund Shares next determined following acceptance on the day Fund Shares are offered. Securities to be exchanged must be accompanied by a transmittal form which is available from Huntington.

     A gain or loss for federal income tax purposes may be realized by the investor upon the securities exchange depending upon the cost basis of the securities tendered. All interest, dividends, subscription or other rights with respect to accepted securities which go "ex" (the interval between the announcement and the payments of the next dividend or right) after the time of valuation become the property of the Fund and must be delivered to the Fund by the investor forthwith upon receipt from the issuer. Further, the investor must represent and agree that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise.

     Sales Charge Reductions (Investment A Shares). Sales charges applicable in purchases of Investment A Shares may be reduced for certain investors or groups of investors who make larger investments. Investors wishing to take advantage of these reductions should call the Trust.

     Accumulated Purchases. If an existing shareholder already owns Investment A Shares on which he or she paid a sales charge, the sales charge or any additional purchases will be reduced if the total amount of the purchases would make the investor eligible for a sales charge reduction.

     For example, a shareholder who purchased $150,000 worth of Investment A Shares in a Fund, the sales charge on an additional $150,000 purchase in that Fund would be the charge applicable to a $300,000 investment.

     Letter of Intent. An investor may sign a letter of intent to purchase within a 13-month period the minimum amount of Investment A Shares in any Equity or Income Fund required to be eligible for the applicable sales charge reduction on each purchase over the 13-month period. Until the investor reaches the necessary threshold, the Trust will hold Shares in escrow equal to the maximum applicable sales charge.

     For example, an investor who signs a letter of intent to purchase $100,000 in Investment A Shares of an Equity Fund (other than Rotating Markets Fund) will only pay a 4.00% sales charge on all purchases made during the 13 month period which total at least $100,000 and the Trust will deposit the amount of the discount (1.75%) in Shares of the Fund in escrow.

     The Shares held in escrow will be released to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased.

     A Letter of Intent will not obligate the investor to purchase Investment A Shares, but if he does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

     Reinstatement Privilege. Every shareholder has a one-time right, within 30 days of redeeming Investment A Shares, to reinvest the redemption proceeds at the next-determined NAV without any sales charge. The investor must notify the Trust in writing of the reinvestment by the shareholder in order to eliminate a sales charge.

     If  the   shareholder   redeems   Investment  A  Shares  and  utilizes  the
reinstatement privilege, there may be tax consequences.

     Concurrent Purchases. For purposes of qualifying for a sales charge reduction, an investor may combine concurrent purchases of Investment A Shares in two or more Equity or Income Funds. For example, if an investor concurrently purchases Investment A Shares in one Fund totaling $30,000 and Investment A Shares in another Fund totaling $70,000, the sales charge will be reduced for each investment as if $100,000 had been invested in each Fund.

     To receive this sales charge reduction, the applicable Huntington Group member must be notified in writing by the shareholder at the time the concurrent purchases are made.


Other Exchange Information

     Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a signature guarantee.

     Unless otherwise specified in writing, the existing registration and reinvestment options relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

     Exchanges will not be available for Shares purchased by check until the check has cleared.

Other Redemption Information

     Redemptions of all classes of Shares are made at NAV, less (for Investment B Shares only) any applicable contingent deferred sales charge (CDSC). If you make exchanges of your Investment B Shares among the Funds, the holding period for purposes of determining the applicable CDSC will be determined based on the purchase date of your original Shares.

     If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a signature guarantee) to the Trust, c/o The Huntington National Bank, P.O. Box 6110 Indianapolis, IN 46206-6110.

     Proceeds from the redemption of Shares purchased by check will not be available until the check has cleared.

     Shareholders of the Money Market Funds who write checks to redeem Investment A Shares may be subject to certain checking account fees. Checks written on these accounts may be negotiated through the shareholder's local bank and should not be sent to the issuing bank in order to redeem Investment A Shares. Canceled checks are sent to the shareholder each month.

     Redemption in kind. Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Fund determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as a Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

DETERMINATION OF NET ASSET VALUE

     NAV is calculated at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund and at 1:00 p.m. Eastern time for the Money Market Fund and the U.S. Treasury Money Market Fund. In addition, these Money Market Funds and all the other Funds calculate their NAV as of the close of the NYSE every Monday through Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day, Columbus Day, and Veteran's Day.

     In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of an emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

     For valuing securities in calculating NAV, the Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable NAV per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     The Trustees have undertaken to establish procedures reasonably designed, taking into account current market conditions and each of the Money Market Funds' investment objective, to stabilize the NAV per Share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per Share of each Fund, calculated by using available market quotations, deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to investors, the Trustees will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a NAV per Share based on available market quotations. In addition, if the Advisor becomes aware that any Second Tier Security or Unrated Security held by a Fund has received a rating from any NRSRO below the NRSRO's two highest rating categories, the procedures adopted by the Trustees in accordance with Rule 2a-7 require the Advisor to dispose of such security unless (i) the sale would cause the deviation between the Fund's amortized cost and market-determined values per Share to exceed 0.40 of 1% (in which case the Trustees will meet to determine what action to take) or (ii) the Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event a Fund holds a defaulted security, a security that has ceased to be an Eligible Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Trustees determine that such action is not in the best interest of shareholders. The Rule requires each Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

     Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

A summary of those definitions follows:

     "NRSRO" is any nationally recognized statistical rating organization as that term is used in the Securities Exchange Act of 1934, that is not an affiliated person of the issuer, guarantor or provider of credit support for the instrument. While the Appendix to the SAI identifies each NRSRO, examples include S&P, Moody's and Fitch Ratings (Fitch).

     "REQUISITE NRSROS" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or class of debt obligations of an issuer at the time the fund acquired the security, that NRSRO.

     "ELIGIBLE SECURITIES" are defined as (i) Rated Securities with a remaining maturity of 397 or less days and which have received rating in one of the two highest rating categories; (ii) Unrated Securities that are of comparable equality, provided that an Unrated Security is not an Eligible Security if the security has received a long-term rating from any NRSRO that is not within the NRSRO's three highest long-term rating categories, unless the security has received a long-term rating from an NRSRO in one of the three highest rating categories, and provided that certain asset backed securities shall not be Eligible Securities unless they have received a rating from an NRSRO; and (iii)a security that is subject to a Demand Feature or Guarantee whether the Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee.

     "RATED SECURITIES" include (i) securities that have received a short-term rating from an NRSRO, or have been issued by an issuer that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security, or (ii) securities that are subject to a Guarantee that has received a short-term rating from an NRSRO, or a Guarantee issued by a guarantor that has received a short-term rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and a security with the Guarantee. In either case, a security is not a Rated Security if it is subject to an external credit support agreement that was no in effect when the security was assigned its rating, unless the security has received a short-term rating reflecting the existence of the credit support or the credit support itself has received a short-term rating.

"UNRATED SECURITIES" are any securities that are not Rated Securities.

     "DEMAND FEATURE" is (i) a feature permitting the holder of a security to sell the security at an exercise price equal to the approximate amortized cost of the security plus accrued interest, if any, at the time of exercise, provided that such feature must be exercisable either at any time on no more than 30 calendar days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 calendar days' notice; or (ii) a feature permitting the holder of certain asset backed securities unconditionally to receive principal and interest within 397 calendar days of making demand.

     "GUARANTEE" is an unconditional obligation of a person other than the issuer of the security to undertake to pay, upon presentment by the holder of the Guarantee (if required), the principal amount of the underlying security plus accrued interest when due or upon default, or, in the case of an Unconditional Demand Feature, an obligation that entitles the holder to receive upon exercise the approximate amortized cost of the underlying security or securities, plus accrued interest, if any. A Guarantee includes a letter of credit, financial guaranty (bond) insurance, and an Unconditional Demand Feature (other than an Unconditional Demand Feature provided by the issuer of the security).

     "UNCONDITIONAL DEMAND FEATURE" means a Demand Feature that by its terms would be readily exercisable in the event of a default in payment of principal or interest on the underlying security or securities.

     "FIRST TIER SECURITY" means any (i) Rated Security which has received the highest short-term rating by the Requisite NRSROs for debt obligations, (ii) any Unrated Security that is of comparable quality, (iii) any security issued by a registered investment company that is a money market fund, or (iv) certain government securities.

     "SECOND TIER SECURITY" means any Eligible Security that is not a First Tier Security.

     Each of the Funds relies on one or more pricing services authorized by the Board of Trustees (Authorized Pricing Services) to value its securities in calculating NAV. Each of the Funds values its securities in calculating NAV as follows. Equity securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or official closing price as reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by an Authorized Pricing Service. Fixed Income, securities traded on a national securities exchange or in the over-the-counter market are valued at their last-reported sale price or, if there is no reported sale, at a bid price estimated by an Authorized Pricing Service. For other debt securities, including zero-coupon securities, and foreign securities, an Authorized Pricing Service will be used.

     U.S. government securities held by the Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices as furnished by an Authorized Pricing Service.

     Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

     For securities which cannot be priced by an Authorized Pricing Service, the Board of Trustees has authorized the Trust's record keeper to seek a good faith fair value determination from a broker-dealer or other financial intermediary. The Board of Trustees has also established a Pricing Committee which will determine in good faith the fair valuation of a security in the event that market quotations are not readily available. In certain circumstances, in accordance with the Trust's Pricing Procedures, the Pricing Committee may seek a good faith fair value determination where an Authorized Pricing Service has provided a price.

     If any securities held by a Fund are restricted as to resale, their fair value is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. The values of these securities used in determining the NAV of the Fund's Shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

     The proceeds received by each Fund for each issue or sale of its Shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a Share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the NAVs of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

                                        TAXES

Federal Income Taxation

     It is intended that each Fund qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its "investment company taxable income" (as that term is defined in the Code) and its tax-exempt interest income (less deductions attributable to that income) for such year, if any; and

(c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

     If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

     If a Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates, and all distributions from earnings and profits, including any distribution of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the under-distributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

     Fund distributions. Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held the Shares in a Fund.

     Due to certain of a Fund's hedging and other investment activities, the net investment income calculated for accounting purposes and distributed to shareholders may in certain circumstances exceed or be less than a Fund's net tax exempt and taxable income. If a Fund distributes amounts in excess of the Fund's "earnings and profits" (which provide a measure of a Fund's dividend paying capacity for tax purposes), such distributions to shareholders will be treated as a return of capital to the extent of a shareholder's basis in his or her Shares, and thereafter as gain from the sale or exchange of a capital asset. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the relevant Shares. However, because a Fund's expenses attributable to earning tax exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of a Fund's net tax exempt and taxable income may be considered paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion economically represents a return of the Fund's capital).

     Exempt-interest dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal AMT purposes and for state and local purposes (see below). If a Fund intends to pay only exempt-interest dividends, the Fund may be limited in its ability to engage in such taxable transactions as forward commitments, repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of Shares. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity bonds and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such bonds or who are "related persons" of such substantial users (within the meaning of Section 147(a) of the Code). Recipients of certain Social Security and Railroad Retirement benefits may have to take into account exempt-interest dividends from the Fund in determining the taxability of such benefits. Shareholders should consult their own tax advisor regarding the potential effect on them (if any) of any investment in the Fund. A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Fund's fiscal year end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year.

     Hedging transactions. Certain investment and hedging activities of a Fund, including transactions in options, futures contracts, straddles, forward contracts, foreign currencies, foreign securities, or other similar transactions, will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of the Fund's income and distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

     Foreign currency-denominated securities and related hedging transactions. A Fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Foreign Tax Credit. If more than 50% of a Fund's assets at year end consists of the stock or securities in foreign corporations, that Fund intends to qualify for and make the election permitted under Section 853 of the Code so that shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amount distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, as a result of which shareholders may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. A Fund's investments in foreign securities may be subject to withholding taxes at the source on dividends or interest payments.

     Sale or redemption of Shares. The sale, exchange or redemption of a Fund's Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of a Fund's Shares will be treated as short-term capital gain or loss. However, if a shareholder sells Shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such Shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of Shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the Shares. All or a portion of any loss realized upon a taxable disposition of a Fund's Shares will be disallowed if other Shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased Shares will be adjusted to reflect the disallowed loss.

     Backup Withholding. In general, a Fund is required to withhold and remit to the U.S. Treasury a percentage of the proceeds of Share sales, exchanges, or redemptions made by and taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30% for amounts paid during 2002 and 2003, (ii) 29% for amounts paid during 2004 and 2005, and (iii) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

     The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

     The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of Shares of a Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.


State Taxation

     Florida. Florida does not impose an income tax on individuals. Thus, individual shareholders of the Florida Tax-Free Money Fund will not be subject to any Florida state or local income taxes on distributions received from the Florida Tax-Free Money Fund.

     Florida does impose a state income tax on the income of corporations, limited liability companies (that are subject to federal income taxation) and certain trusts (excluding probate and testamentary trusts), that is allocated or apportioned to Florida. For those types of shareholders, in determining income subject to Florida corporate income tax, Florida generally "piggy-backs" federal taxable income concepts, subject to adjustments that are applicable to all corporations and some adjustments that are applicable to certain classes of corporations. In regard to the Florida Tax-Free Money Fund, the most significant adjustment is for interest income from state and local bonds that is exempt from tax under Section 103 of the Code. Provided that the Florida Tax-Free Money Fund qualifies as a regulated investment company under the Code and complies with the requirement that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state, municipal or other obligations the interest on which is exempt from tax under Section 103 of the Code, corporate shareholders of the Florida Tax-Free Money Fund may receive Section 103 interest income from Florida Tax-Free Money Fund distributions. While
Section 103 interest income is generally excluded from taxable income for federal income tax purposes, it is added back to taxable income for Florida corporate income tax purposes (only 40% of such income is added back for corporate taxpayers subject to Florida AMT). Consequently, the portion of the
Section 103 interest income (or 40% of that amount for corporate taxpayers subject to the Florida AMT) allocated or apportioned to Florida of a corporate Florida Tax-Free Money Fund shareholder arising from Florida Tax-Free Money Fund distributions is subject to Florida corporate income taxes. Other distributions from the Florida Tax-Free Money Fund to corporate shareholders, to the extent allocated or apportioned to Florida, may also be subject to Florida income tax.

     Provided that on January 1 of a given year at least 90% of the NAV of the portfolio of assets of the Florida Tax-Free Money Fund is comprised of notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, the U.S. Government and its agencies, Puerto Rico, Guam and the Virgin Islands, and other investments exempt from Florida intangible personal property tax, Shares of the Florida Tax-Free Money Fund will not be subject to Florida intangible personal property taxes for that year. If the Florida Tax-Free Money Fund fails to meet this 90% test, then the entire value of the Florida Tax-Free Money Fund Shares (except for that portion of the value attributable to U.S. government obligations) will be subject to the Florida intangible personal property tax.

     Shareholders of the Florida Tax-Free Money Fund should consult their tax advisors about other state and local tax consequences of their investments in the Florida Tax-Free Money Fund.

     Michigan. Provided that the Michigan Tax-Free Fund qualifies as a regulated investment company under the Code and complies with the requirement that at least 50% of the value of its assets at the close of each quarter of its taxable year be invested in state, municipal or other obligations the interest on which is exempt from tax under Section 103 of the Code, individual shareholders of the Michigan Tax-Free Fund residing in Michigan will not be subject to Michigan personal income tax or personal income taxes imposed by cities in Michigan, and corporate shareholders will not be subject to the Michigan single business tax, on distributions received from the Michigan Tax-Free Fund to the extent such distributions are attributable to interest on tax-exempt obligations of the State of Michigan or any municipality, political subdivision or governmental agency or instrumentality thereof or on obligations issued by the Governments of Puerto Rico, the Virgin Islands and Guam. Other distributions from the Michigan Tax-Free Fund, including those related to long-term and short-term capital gains, will generally not be exempt from the Michigan personal income tax or single business tax. Shareholders of the Michigan Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investments in the Michigan Tax-Free Fund.

     Ohio. Under current Ohio law, individuals and estates that are subject to Ohio personal income tax or municipal or school district income taxes in Ohio will not be subject to such taxes on distributions with respect to Shares of the Ohio Municipal Money Market Fund or the Ohio Tax-Free Fund (Distributions) to the extent that such Distributions are properly attributable to interest on obligations of the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision or agencies or instrumentalities of Ohio or its political subdivisions (Ohio Obligations). Corporations that are subject to the Ohio corporation franchise tax will not have to include Distributions in their tax base for purposes of calculating the Ohio corporation franchise on the net income basis to the extent that such Distributions either constitute exempt-interest dividends for federal income tax purposes or are properly attributable to interest on Ohio Obligations. However, Shares of the Ohio Municipal Money Market Fund and the Ohio Tax Free Fund will be included in a corporation's tax base for purposes of calculating the Ohio corporation franchise tax on the net worth basis.

     Distributions that consist of interest on obligations of the United States or its territories or possessions or of any authority, commission, or instrumentality of the United States ("Territorial Obligations") the interest on which is exempt from state income taxes under the laws of the United States are exempt from the Ohio personal income tax, and municipal and school district income taxes in Ohio. In addition, net interest on Territorial Obligations is excluded from the net income base of the Ohio corporation franchise tax to the extent such interest is excluded from gross income for federal income tax purposes.

     Distributions properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to the Ohio personal income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from the Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

     The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio personal income tax or school district or municipal income taxes in Ohio. The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are not subject to the Ohio corporation franchise tax or the Ohio dealers in intangibles tax, provided that, if there is a sufficient nexus between the State of Ohio and such entity that would enable the State to tax such entity, the Fund timely files the annual report required by Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner has waived this annual filing requirement for each tax year since 1990, the first tax year to which such requirement applied.

     This discussion of Ohio taxes assumes that the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund will each continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of each of the Funds consists of Ohio Obligations or similar obligations of other states or their subdivisions.

     Shareholders of the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund should consult their tax advisors about other state and local tax consequences of their investments in the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund.

                                DIVIDENDS AND DISTRIBUTIONS

Money Market Funds

     The net investment income of each class of Shares of each Money Market Fund is determined as of 4:00 p.m. (Eastern Time) each Business Day. All of the net investment income so determined normally will be declared as a dividend daily to shareholders of record of each class as of the close of business and prior to the determination of NAV. However, if you purchase Shares by check, ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust. Unless the Business Day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Fund's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semiannual accounting period. Dividends declared during any month will be invested as of the close of business on the last calendar day of that month (or the next Business Day after the last calendar day of the month if the last calendar day of the month is a non-business day) in additional Shares of the same class of the Fund at the NAV per Share, normally $1.00, determined as of the close of business on that day, unless payment of the dividend in cash has been requested.

     Net income of a class of Shares of a Money Market Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund and the class and amortized market premium. Amortized market discount is included in interest income. None of the Money Market Funds anticipates that it will normally realize any long-term capital gains with respect to its portfolio securities.

     Normally each class of Shares of the Money Market Funds will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of a class or classes of Shares of a Money Market Fund determined at any time is a negative amount, the NAV per Share of such class or classes will be reduced below $1.00 unless one or more of the following steps, for which the Trustees have authority, are taken: (1) reduce the number of Shares in each shareholder's account of the applicable class or classes, (2) offset each shareholder's pro rata portion of negative net income against the shareholder's accrued dividend account or against future dividends with regard to the applicable class or classes, or (3) combine these methods in order to seek to obtain the NAV per Share of the applicable class or classes at $1.00. The Trustees may endeavor to restore a Fund's NAV per Share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the NAV per Share will increase to the extent of positive net income which is not declared as a dividend.

     Should a Money Market Fund incur or anticipate, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate, to the extent possible, the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the Shares are held and receiving upon redemption a price per Share lower than that which was paid.

Other Funds

     Each of the Funds, other than the Money Market Funds, will declare and distribute dividends from net investment income of each class of Shares, if any, and will distribute its net realized capital gains, with respective to each class of Shares, if any, at least annually.


                             PERFORMANCE INFORMATION

     From time to time the Trust may advertise the performance of one or more of the Funds. All data is based on past performance and is not intended to indicate future results. Performance of Trust Shares, as compared to Investment A Shares or Investment B Shares, will normally be higher because Investment A Shares and Investment B Shares are subject to distribution (12b-1) fees.

Money Market Funds

     Generally, the Money Market Funds will advertise seven-day yields and seven-day effective yields. In addition, the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund may also advertise tax-equivalent yields.

     The yield for each class of Shares of a Money Market Fund is computed by determining the percentage net change, excluding capital changes and any income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Share at the beginning of the period, subtracting a charge reflecting any deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 (or approximately 52 weeks).

     The effective yield for each class of Shares of a Fund represents a compounding of the base period return by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

                   Effective Yield = [(Base Period Return +1) 365/7 ] -1

     Tax-equivalent yield is computed by dividing the portion of a Fund's yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt.

     Based on the seven-day period ended December 31, 2002 (the "base period"), the yield and effective yield of the Trust Shares of each of the Money Market Funds were as follows:

      Fund-Trust Shares                               Yield   Effective Yield

      Money Market Fund..........................      0.63%        0.64%
      Ohio Municipal Money Market Fund...........      0.60%        0.60%
      Florida Tax-Free Money Fund................      0.46%        0.46%
      U.S. Treasury Money Market Fund............      0.64%        0.65%


     Based on the seven-day period ended December 31, 2002 (the "base period"), the yield and effective yield of the Investment A, B and Interfund Shares of the Money Market Funds listed below were as follows:

      Fund-Investment A Shares                         Yield   Effective Yield

      Money Market Fund.........................       0.38%       0.38%
      Ohio Municipal Money Market Fund..........       0.36%       0.36%
      Florida Tax-Free Money Fund...............       0.24%       0.24%
      U.S. Treasury Money Market Fund...........       0.39%       0.39%



      Money Market B Shares                           Yield    Effective Yield
      Money Market B Shares....................       0.25%       0.25%


      Money Market Interfund Shares                   Yield    Effective Yield
      Money Market Interfund Shares............       0.88%       0.89%

     The tax-equivalent yield for Trust Shares of the Ohio Municipal Money Market Fund for the seven-day period ended December 31, 2002, was 1.13% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

     The  tax-equivalent  yield for  Investment  A Shares of the Ohio  Municipal
Money Market Fund for the seven-day  period ended  December 31, 2002,  was 0.68%
(assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

     The tax-equivalent yield for Trust Shares of the Florida Tax-Free Money Fund for the seven-day period ended December 31, 2002, was 0.76% (assuming a 39.6% federal income tax bracket).

     The tax-equivalent yield for Investment A Shares of the Florida Tax-Free Money Fund for the seven-day period ended December 31, 2002, was 0.40% (assuming a 39.6% federal income tax bracket).

Other Funds

     Generally, the Equity and Income Funds will advertise average annual total returns. In addition, the Ohio Tax-Free Fund and the Michigan Tax-Free Fund may advertise thirty-day tax-equivalent yields.

                                        ERV 1
                        Average Annual Return = ( ) n - 1
                                          P

     In accordance with SEC guidelines, the average annual total return for each class of Shares is calculated according to the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

     In accordance with SEC guidelines, the yield for each class of Shares of an Equity or Income Fund is computed by dividing the net investment income per Share earned during the period by the maximum offering price per Share on the last day of the period, according to the following formula:

                                        a - b
                           Yield = 2[ (      +1 ) (6) +1]
                                         cd

     Where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

     In accordance with SEC guidelines, the tax-equivalent yield for each class of the Equity and Income Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.

     The average annual total returns for Investment A Shares and Investment B Shares of each of the following Funds (including the effect of the sales load) for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2002, were as follows:


                                 Fiscal     Five Years   Ten Years    Inception
                               Year Ended     Ended        Ended       through
Fund Investment A Shares       12/31/2002   12/31/2002   12/31/2002   12/31/2002
----------------------------------------------------------------------------------
Growth Fund
  Before Taxes                  (26.92)%     (3.41)%       6.16%       6.71%(1)
  After Taxes on Distributions  (26.92)%     (4.16)%       4.95%       5.54%(1)
  After        Taxes        on
  Distributions  and  Sale  of  (16.53)%     (2.58)%       4.85%       5.33%(1)
  Shares
Income Equity Fund
  Before Taxes                  (17.83)%     (1.57)%       6.58%       6.51%(2)
  After Taxes on Distributions  (18.87)%     (2.92)%       5.04%       5.06%(2)
  After        Taxes        on
  Distributions  and  Sale  of  (10.87)%     (1.71)%       4.77%       4.78%(2)
  Shares
Rotating Markets Fund
  Before Taxes                  (17.34)%       N/A          N/A      (16.39)% (3)
  After Taxes on Distributions  (17.34)%       N/A          N/A      (16.39)% (3)
  After        Taxes        on
  Distributions  and  Sale  of  (10.65)%       N/A          N/A      (12.95)% (3)
  Shares
Dividend Capture Fund
  Before Taxes                   (6.15)%       N/A          N/A       0.29% (4)
  After Taxes on Distributions   (7.83)%       N/A          N/A      (1.90)% (4)
  After        Taxes        on
  Distributions  and  Sale  of   (3.77)%       N/A          N/A      (0.82)% (4)
  Shares
International Equity Fund
  Before Taxes                  (18.45)%       N/A          N/A      (22.55)% (4)
  After Taxes on Distributions  (18.45)%       N/A          N/A      (22.57)% (4)
  After        Taxes        on
  Distributions  and  Sale  of  (11.33)%       N/A          N/A      (17.64)% (4)
  Shares
Mid Corp America Fund
  Before Taxes                  (18.36)%       N/A          N/A      (8.54)% (4)
  After Taxes on Distributions  (18.36)%       N/A          N/A      (8.59)% (4)
  After        Taxes        on
  Distributions  and  Sale  of  (11.27)%       N/A          N/A      (6.80)% (4)
  Shares
New Economy Fund
  Before Taxes                  (18.73)%       N/A          N/A      (10.05)% (4)
  After Taxes on Distributions  (18.73)%       N/A          N/A      (10.08)% (4)
  After        Taxes        on
  Distributions  and  Sale  of  (11.50)%       N/A          N/A      (7.98)% (4)
  Shares
Situs Small Cap Fund
  Before Taxes                     N/A         N/A          N/A      (3.79)% (5)
  After Taxes on Distributions     N/A         N/A          N/A      (3.79)% (5)
  After        Taxes        on     N/A
  Distributions  and  Sale  of                 N/A          N/A      (2.33)% (5)
  Shares
Mortgage Securities Fund
  Before Taxes                    2.16%       5.27%        5.18%       5.75%(6)
  After Taxes on Distributions    0.47%       3.08%        2.19%       2.72%(6)
  After        Taxes        on
  Distributions  and  Sale  of    1.30%       3.09%        2.50%       2.98%(6)
  Shares
Ohio Tax-Free Fund
  Before Taxes                    2.83%       3.48%        4.19%       4.58%(1)
  After Taxes on Distributions    1.55%       1.83%        2.46%       2.88%(1)
  After        Taxes        on
  Distributions  and  Sale  of    1.74%       1.97%        2.49%       2.85%(1)
  Shares
Michigan Tax-Free Fund
  Before Taxes                    2.87%       3.53%        4.78%       5.02%(7)
  After Taxes on Distributions    2.81%       3.41%        4.71%       4.96%(7)
  After        Taxes        on
  Distributions  and  Sale  of    2.96%       3.57%        4.67%       4.89%(7)
  Shares
Fixed Income Securities Fund
  Before Taxes                    2.03%       4.69%        5.57%       6.33%(1)
  After Taxes on Distributions    0.25%       2.38%        3.13%       3.90%(1)
  After        Taxes        on
  Distributions  and  Sale  of    1.20%       2.56%        3.20%       3.88%(1)
  Shares


Intermediate Government
Income Fund
  Before Taxes                    3.99%       5.53%        5.72%       5.91%(7)
  After Taxes on Distributions    2.32%       3.49%        3.52%       3.74%(7)
  After        Taxes        on
  Distributions  and  Sale  of    2.40%       3.37%        3.44%       3.64%(7)
  Shares
Short/Intermediate Fixed
Income Securities Fund
  Before Taxes                    3.25%       4.96%        5.29%      6.21% (8)
  After Taxes on Distributions    1.49%       2.69%        2.87%      3.77% (8)
  After        Taxes        on
  Distributions  and  Sale  of    1.96%       2.82%        3.00%      3.84% (8)
  Shares



(1)  Since 5/1/91
(2) Performance shown represents combined performance of the Trust Shares class from 7/3/89 to 5/14/97 (adjusted to reflect expenses associated with Investment A Shares) and the Investment A Shares class since its 5/14/97 inception.
(3)  Since 5/1/01
(4)  Since 3/1/01
(5) The Fund commenced operations on September 30, 2002. Cumulative returns are shown as of 12/31/02.
(6)  Since 6/2/92
(7) Performance shown includes the applicable predecessor FMB Fund, effective 4/13/98. Performance shown since inception date of 12/2/91.
(8) Performance shown represents performance of the Trust Shares (adjusted to reflect expenses associated with Investment A Shares).



                                 Fiscal     Five Years   Ten Years    Inception
                               Year Ended     Ended        Ended       through
Fund Investment B Shares       12/31/2002   12/31/2002   12/31/2002   12/31/2002
----------------------------------------------------------------------------------
Growth Fund+
  Before Taxes                  (26.73)%     (3.23)%       6.04%      6.55% (1)
  After Taxes on Distributions  (26.73)%     (3.94)%       4.87%      5.61% (1)
  After        Taxes        on
  Distributions  and  Sale  of  (16.41)%     (2.37)%       4.80%      5.42% (1)
  Shares
Income Equity Fund +
  Before Taxes                  (17.49)%     (1.29)%       6.64%       6.44%(2)
  After Taxes on Distributions  (18.44)%     (2.47)%       5.31%      5.18% (2)
  After        Taxes        on
  Distributions  and  Sale  of  (10.66)%     (1.37)%       4.99%      4.89% (2)
  Shares
Dividend Capture Fund
  Before Taxes                   (5.54)%       N/A          N/A       1.03% (3)
  After Taxes on Distributions   (7.13)%       N/A          N/A      (1.07)% (3)
  After        Taxes        on
  Distributions  and  Sale  of   (3.39)%       N/A          N/A      (0.19)% (3)
  Shares

International Equity Fund
  Before Taxes                  (18.18)%       N/A          N/A      (22.11)% (3)
  After Taxes on Distributions  (18.18)%       N/A          N/A      (22.12)% (3)
  After        Taxes        on
  Distributions  and  Sale  of  (11.16)%       N/A          N/A      (17.30)% (3)
  Shares
Mid Corp America Fund
  Before Taxes                  (18.14)%       N/A          N/A      (8.07)% (3)
  After Taxes on Distributions  (18.14)%       N/A          N/A      (8.10)% (3)
  After        Taxes        on
  Distributions  and  Sale  of  (11.14)%       N/A          N/A      (6.42)% (3)
  Shares
New Economy Fund
  Before Taxes                  (18.42)%       N/A          N/A      (9.70)% (3)
  After Taxes on Distributions  (18.42)%       N/A          N/A      (9.72)% (3)
  After        Taxes        on
  Distributions  and  Sale  of  (11.31)%       N/A          N/A      (7.70)% (3)
  Shares
Situs Small Cap Fund
  Before Taxes                     N/A         N/A          N/A      (3.02)% (4)
  After Taxes on Distributions     N/A         N/A          N/A      (3.02)% (4)
  After        Taxes        on     N/A
  Distributions  and  Sale  of                 N/A          N/A      (1.85)% (4)
  Shares
Mortgage Securities Fund
  Before Taxes                    1.76%       5.44%        5.17%       5.71%(5)
  After Taxes on Distributions    0.00%       3.22%        2.17%       2.68%(5)
  After        Taxes        on
  Distributions  and  Sale  of    1.06%       3.22%        2.51%       2.97%(5)
  Shares
Ohio Tax-Free Fund
  Before Taxes                    2.40%       3.63%        4.18%       4.50%(5)
  After Taxes on Distributions    2.35%       3.56%        4.14%       4.47%(5)
  After        Taxes        on
  Distributions  and  Sale  of    2.77%       3.68%        4.18%       4.46%(5)
  Shares
Michigan Tax-Free Fund
  Before Taxes                    2.45%       3.69%        4.76%       4.96%(5)
  After Taxes on Distributions    2.38%       3.56%        4.70%       4.90%(5)
  After        Taxes        on
  Distributions  and  Sale  of    2.76%       3.72%        4.68%       4.85%(5)
  Shares
Fixed Income Securities Fund+
  Before Taxes                    1.59%       4.66%        5.27%      5.95% (1)
  After Taxes on Distributions   (0.08)%      2.58%        3.15%      3.86% (1)
  After        Taxes        on
  Distributions  and  Sale  of    0.94%       2.71%        3.21%      3.85% (1)
  Shares
Intermediate Government
Income Fund
  Before Taxes                    3.63%       5.72%        5.71%       5.85%(5)
  After Taxes on Distributions    1.89%       3.64%        3.51%       3.68%(5)
  After        Taxes        on
  Distributions  and  Sale  of    2.18%       3.52%        3.45%       3.61%(5)
  Shares


(1)  Since 5/1/91
(2)  Since 7/3/89
(3)  Since 3/1/01
(4) The Fund commenced operations on September 30, 2002. Cumulative returns are shown as of 12/31/02.
(5) Prior to 5/1/03 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

     + Prior to  5/1/00  (the  inception  date for  Investment  B Shares  of the
Growth, Income Equity and Fixed Income Securities Funds), performance for Investment B Shares includes the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

     The average annual total returns for Trust Shares of each of the following Funds for the one-year, five-year and ten-year periods and for the life of the respective Fund through December 31, 2002, were as follows:

                             Fiscal Year   Five Years   Ten Years   Inception
                                Ended        Ended        Ended      through
Fund Trust Shares            12/31/2002    12/31/2002  12/31/2002   12/31/2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth Fund
  Before Taxes                (22.30)%      (2.01)%       7.05%     8.00% (1)
  After       Taxes      on   (22.30)%      (2.75)%       5.81%     6.83% (1)
  Distributions
  After       Taxes      on
  Distributions   and  Sale   (13.69)%      (1.44)%       5.62%     6.49% (1)
  of Shares
Income Equity Fund
  Before Taxes                (12.62)%      (0.16)%       7.47%     7.23% (1)
  After       Taxes      on   (13.81)%      (1.63)%       5.81%     5.68% (1)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    (7.66)%      (0.65)%       5.47%     5.35% (1)
  of Shares
Rotating Markets Fund
  Before Taxes                (15.91)%        N/A          N/A     (15.43)% (2)
  After       Taxes      on   (15.91)%        N/A          N/A     (15.43)% (2)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    (9.77)%        N/A          N/A     (12.20)% (2)
  of Shares
Dividend Capture Fund
  Before Taxes                 (0.04)%        N/A          N/A      3.88% (3)
  After       Taxes      on    (1.92)%        N/A          N/A      1.52% (3)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    (0.01)%        N/A          N/A      1.97% (3)
  of Shares
International Equity Fund
  Before Taxes                (13.28)%        N/A          N/A     (19.81)% (3)
  After       Taxes      on   (13.28)%        N/A          N/A     (19.83)% (3)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    (8.15)%        N/A          N/A     (15.55)% (3)
  of Shares


                             Fiscal Year   Five Years   Ten Years   Inception
                                Ended        Ended        Ended      through
Fund Trust Shares            12/31/2002    12/31/2002  12/31/2002   12/31/2002
--------------------------------------------------------------------------------
Mid Corp America Fund
  Before Taxes                (13.17)%        N/A          N/A     (5.21)% (3)
  After       Taxes      on   (13.17)%        N/A          N/A     (5.29)% (3)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    (8.09)%        N/A          N/A     (4.19)% (3)
  of Shares
New Economy Fund
  Before Taxes                (13.45)%        N/A          N/A     (6.89)% (3)
  After       Taxes      on   (13.45)%        N/A          N/A     (6.94)% (3)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    (8.26)%        N/A          N/A     (5.50)% (3)
  of Shares
Situs Small Cap Fund
  Before Taxes                   N/A          N/A          N/A      2.20% (4)
  After       Taxes      on      N/A          N/A          N/A      2.20% (4)
  Distributions
  After       Taxes      on      N/A
  Distributions   and  Sale                   N/A          N/A      1.35% (4)
  of Shares
Mortgage Securities Fund
  Before Taxes                  7.61%        6.57%        5.92%     6.47% (5)
  After       Taxes      on     5.72%        4.24%        2.81%     3.32% (5)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     4.65%        4.08%        3.05%     3.52% (5)
  of Shares
Ohio Tax-Free Fund
  Before Taxes                  8.20%        4.75%        4.96%     5.55% (6)
  After       Taxes      on     6.75%        2.97%        3.12%     3.77% (6)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     5.04%        2.94%        3.07%     3.67% (6)
  of Shares
Michigan Tax-Free Fund
  Before Taxes                  8.15%        4.79%        5.45%     5.64% (7)
  After       Taxes      on     8.09%        4.66%        5.38%     5.58% (7)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     6.37%        4.66%        5.28%     5.46% (7)
  of Shares
Fixed Income Securities
Fund
  Before Taxes                  7.45%        5.99%        6.35%     7.15% (1)
  After       Taxes      on     5.48%        3.54%        3.80%     4.65% (1)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     4.52%        3.55%        3.79%     4.58% (1)
  of Shares
Intermediate Government
Income Fund
  Before Taxes                  9.46%        6.83%        6.42%     6.56% (7)
  After       Taxes      on     7.60%        4.66%        4.13%     4.30% (7)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     5.75%        4.38%        3.99%     4.15% (7)
  of Shares



                             Fiscal Year   Five Years   Ten Years   Inception
                                Ended        Ended        Ended      through
Fund Trust Shares            12/31/2002    12/31/2002  12/31/2002   12/31/2002
--------------------------------------------------------------------------------
Short/Intermediate Fixed
Income Securities Fund
  Before Taxes                  5.08%        5.55%        5.71%     6.59% (1)
  After       Taxes      on     3.29%        3.26%        3.28%     4.14% (1)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     3.09%        3.29%        3.34%     4.15% (1)
  of Shares

(1)  Since 7/3/89

(2)  Since 5/1/01

(3)  Since 3/1/01

(4) The Fund commenced operations on September 30, 2002. Cumulative returns are shown as of 12/31/02. (5) Since 6/2/92

(6)  Since 10/18/88

(7) Performance shown includes the applicable predecessor FMB Fund, effective 4/13/98. Performance shown since inception date of 12/2/91.

     The tax-equivalent yield for the Investment A Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2002, was 4.99% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

     The tax-equivalent yield for Investment A Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2002, was 5.37% (assuming a 39.6% federal income tax bracket and a 4.2% Michigan income tax bracket).

     The tax-equivalent yield for the Trust Shares of the Ohio Tax-Free Fund for the thirty-day period ended December 31, 2002, was 5.50% (assuming a 39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

     The tax-equivalent yield for the Trust Shares of the Michigan Tax-Free Fund for the thirty-day period ended December 31, 2002, was 5.88% (assuming a 39.6% federal income tax bracket and a 4.2% Michigan income tax bracket).

                                   Tax-Equivalency Tables

     The Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund, with respect to each class of shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in either Fund's portfolio generally remains free from federal regular income tax and is free from Ohio personal income taxes. The tables below provide tax-equivalent yields for selected tax-exempt yields. Some portion of either Fund's income may result in liability under the federal AMT and may be subject to state and local taxes.


                                   TAX EQUIVALENCY TABLE

                             TAXABLE YIELD EQUIVALENT FOR 2003
                                       STATE OF OHIO

------------ ---------- ---------- --------------------------------------------
TAX
BRACKET:
FEDERAL         10.00%     15.00%      27.00%     30.00%     35.00%     38.60%

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
COMBINED
FEDERAL &      12.972%    19.457%     32.201%    36.900%    42.500%    46.100%
STATE

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
SINGLE              $0 -   $6,001 -   $28,401-   $68,801-  $143,501-      OVER
RETURN:         $6,000    $28,400     $68,800   $143,500   $311,950   $311,950

             ---------- ---------- --------------------------------------------
------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.57%      0.62%       0.74%      0.79%      0.87%      0.93%
      1.00%      1.15%      1.24%       1.47%      1.58%      1.74%      1.86%
      1.50%      1.72%      1.86%       2.21%      2.38%      2.61%      2.78%
      2.00%      2.30%      2.48%       2.95%      3.17%      3.48%      3.71%
      2.50%      2.87%      3.10%       3.69%      3.96%      4.35%      4.64%
      3.00%      3.45%      3.72%       4.42%      4.75%      5.22%      5.57%
      3.50%      4.02%      4.35%       5.16%      5.55%      6.09%      6.49%
      4.00%      4.60%      4.97%       5.90%      6.34%      6.96%      7.42%
      4.50%      5.17%      5.59%       6.64%      7.13%      7.83%      8.35%
      5.00%      5.75%      6.21%       7.37%      7.92%      8.70%      9.28%
      5.50%      6.32%      6.83%       8.11%      8.72%      9.57%     10.20%
      6.00%      6.89%      7.45%       8.85%      9.51%     10.43%     11.13%
      6.50%      7.47%      8.07%       9.59%     10.30%     11.30%     12.06%
      7.00%      8.04%      8.69%      10.32%     11.09%     12.17%     12.99%
      7.50%      8.62%      9.31%      11.06%     11.89%     13.04%     13.91%
      8.00%      9.19%      9.93%      11.80%     12.68%     13.91%     14.84%
      8.50%      9.77%     10.55%      12.54%     13.47%     14.78%     15.77%
      9.00%     10.34%     11.17%      13.27%     14.26%     15.65%     16.70%

Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.



                                   TAX EQUIVALENCY TABLE

                             TAXABLE YIELD EQUIVALENT FOR 2003
                                       STATE OF OHIO
------------  ----------- ----------- ----------- ----------- ----------- -----------
TAX
BRACKET:
FEDERAL           10.00%      15.00%      27.00%      30.00%      35.00%      38.60%

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
COMBINED
FEDERAL &        14.457%     20.201%     33.900%     36.900%     42.500%     46.100%
STATE

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
JOINT                 $0-    $12,001-    $47,451-   $114,651-   $174,701-       OVER
RETURN:          $12,000     $47,450    $114,650    $174,700    $311,950    $311,950

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
      0.50%        0.58%       0.63%       0.76%       0.79%       0.87%       0.93%
      1.00%        1.17%       1.25%       1.51%       1.58%       1.74%       1.86%
      1.50%        1.75%       1.88%       2.27%       2.38%       2.61%       2.78%
      2.00%        2.34%       2.51%       3.03%       3.17%       3.48%       3.71%
      2.50%        2.92%       3.13%       3.78%       3.96%       4.35%       4.64%
      3.00%        3.51%       3.76%       4.54%       4.75%       5.22%       5.57%
      3.50%        4.09%       4.39%       5.30%       5.55%       6.09%       6.49%
      4.00%        4.68%       5.01%       6.05%       6.34%       6.96%       7.42%
      4.50%        5.26%       5.64%       6.81%       7.13%       7.83%       8.35%
      5.00%        5.85%       6.27%       7.56%       7.92%       8.70%       9.28%
      5.50%        6.43%       6.89%       8.32%       8.72%       9.57%      10.20%
      6.00%        7.01%       7.52%       9.08%       9.51%      10.43%      11.13%
      6.50%        7.60%       8.15%       9.83%      10.30%      11.30%      12.06%
      7.00%        8.18%       8.77%      10.59%      11.09%      12.17%      12.99%
      7.50%        8.77%       9.40%      11.35%      11.89%      13.04%      13.91%
      8.00%        9.35%      10.03%      12.10%      12.68%      13.91%      14.84%
      8.50%        9.94%      10.65%      12.86%      13.47%      14.78%      15.77%
      9.00%       10.52%      11.28%      13.62%      14.26%      15.65%      16.70%


Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

     The charts above are for illustrative purposes only. They are not indicators of past or future performance.

     *The income brackets applicable to the state of Ohio do not correspond to the Federal taxable income brackets. In addition, Ohio taxable income will likely be different than Federal taxable income because it is computed by reference to Federal adjusted gross income (AGI) with specifically-defined Ohio modifications and exemptions, and does not consider many of the deductions allowed from Federal AGI in computing Federal taxable income. No other state tax credits, exemptions, or local taxes have been taken into account in arriving at the combined marginal tax rate. The income amount shown is income subject to federal income tax reduced by adjustments to income, exemptions, and itemized deductions (including the deduction for state and local income taxes). If the standard deduction is taken for Federal income tax purposes, the taxable equivalent yield required to equal a specified tax-exempt yield is at least as great as that shown in the table. It is assumed that the investor is not subject to the AMT. Where applicable, investors should consider the benefit of certain itemized deductions and the benefit of personal exemptions are limited in the case of higher income individuals.


                                   MICHIGAN TAX-FREE FUND

     The Michigan Tax-Free Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax and is free from Michigan personal income taxes. Some portion of this Fund's income may result in liability under the federal AMT and may be subject to state and local taxes. The table below provides tax-equivalent yields for selected tax-exempt yields.


                                   TAX EQUIVALENCY TABLE

                             TAXABLE YIELD EQUIVALENT FOR 2003
                                     STATE OF MICHIGAN
------------  ----------- ----------- ----------- ----------- ----------- -----------
TAX
BRACKET:
FEDERAL           10.00%      15.00%      27.00%      30.00%      35.00%      38.60%

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
COMBINED
FEDERAL &         14.00%      19.00%      31.00%      34.00%      39.00%      42.60%
STATE

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
JOINT                 $0-    $12,001-    $47,451-   $114,651-   $174,701-       OVER
RETURN:          $12,000     $47,450    $114,650    $174,700    $311,950    $311,950

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
SINGLE                $0-     $6,001-    $28,401-    $68,801-   $143,501-       OVER
RETURN:           $6,000     $28,400     $68,800    $143,500    $311,950    $311,950

              ----------- ----------- ----------- ----------- ----------- -----------
------------
TAX-EXEMPT
   YIELD                           TAXABLE YIELD EQUIVALENT

------------  ----------- ----------- ----------- ----------- ----------- -----------
------------  ----------- ----------- ----------- ----------- ----------- -----------
      0.50%        0.58%        062%       0.72%       0.76%       0.82%       0.87%
      1.00%        1.16%       1.23%       1.45%       1.52%       1.64%       1.74%
      1.50%        1.74%       1.85%       2.17%       2.27%       2.46%       2.61%
      2.00%        2.33%       2.47%       2.90%       3.03%       3.28%       3.48%
      2.50%        2.91%       3.09%       3.62%       3.79%       4.10%       4.36%
      3.00%        3.49%       3.70%       4.35%       4.55%       4.92%       5.23%
      3.50%        4.07%       4.32%       5.07%       5.30%       5.74%       6.10%
      4.00%        4.65%       4.94%       5.80%       6.06%       6.56%       6.97%
      4.50%        5.23%       5.56%       6.52%       6.82%       7.38%       7.84%
      5.00%        5.81%       6.17%       7.25%       7.58%       8.20%       8.71%
      5.50%        6.40%       6.79%       7.97%       8.33%       9.02%       9.58%
      6.00%        6.98%       7.41%       8.70%       9.09%       9.84%      10.45%
      6.50%        7.56%       8.02%       9.42%       9.85%      10.66%      11.32%
      7.00%        8.14%       8.64%      10.14%      10.61%      11.48%      12.20%
      7.50%        8.72%       9.26%      10.87%      11.36%      12.30%      13.07%
      8.00%        9.30%       9.88%      11.59%      12.12%      13.11%      13.94%
      8.50%        9.88%      10.49%      12.32%      12.88%      13.93%      14.81%
      9.00%       10.47%      11.11%      13.04%      13.64%      14.75%      15.68%


Note:The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

                             FLORIDA TAX-FREE MONEY FUND

     The Florida Tax-Free Money Fund, with respect to each class of Shares offered, may use a tax equivalency table in advertising and sales literature. The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax. Some portion of this Fund's income may result in liability under the federal AMT. The table below provides tax-equivalent yields for selected tax-exempt yields.

                             TAXABLE YIELD EQUIVALENT FOR 2003
                                      STATE OF FLORIDA

------------ ---------- ---------- --------------------------------------------
TAX
BRACKET:
FEDERAL         10.00%     15.00%      27.00%     30.00%     35.00%     38.60%

------------ ------------------------------------------------------------------
------------ ---------- ---------- --------------------------------------------
JOINT               $0 -  $12,001 -   $47,451-  $114,651-  $174,701-      OVER
RETURN:        $12,000    $47,450    $114,650   $174,700   $311,950   $311,950

------------ ------------------------------------------------------------------
------------ ------------------------------------------------------------------
SINGLE              $0 -   $6,001 -   $28,401-   $68,801-  $143,501-      OVER
RETURN:         $6,000    $28,400     $68,800   $143,500   $311,950   $311,950

------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.66%      0.69%       0.78%      0.81%      0.87%      0.91%

      1.00%      1.21%      1.28%       1.47%      1.53%      1.64%      1.73%

      1.50%      1.77%      1.86%       2.15%      2.24%      2.41%      2.54%

      2.00%      2.32%      2.45%       2.84%      2.96%      3.18%      3.36%

      2.50%      2.88%      3.04%       3.52%      3.67%      3.95%      4.17%

      3.00%      3.43%      3.63%       4.21%      4.39%      4.72%      4.99%

      3.50%      3.99%      4.22%       4.89%      5.10%      5.48%      5.80%

      4.00%      4.54%      4.81%       5.58%      5.81%      6.25%      6.61%

      4.50%      5.10%      5.39%       6.26%      6.53%      7.02%      7.43%

      5.00%      5.66%      5.98%       6.95%      7.24%      7.79%      8.24%

      5.50%      6.21%      6.57%       7.63%      7.96%      8.56%      9.06%

      6.00%      6.77%      7.16%       8.32%      8.67%      9.33%      9.87%

      6.50%      7.32%      7.75%       9.00%      9.39%     10.10%     10.69%

      7.00%      7.88%      8.34%       9.69%     10.10%     10.87%     11.50%

      7.50%      8.43%      8.92%      10.37%     10.81%     11.64%     12.31%

      8.00%      8.99%      9.51%      11.06%     11.53%     12.41%     13.13%

      8.50%      9.54%     10.10%      11.74%     12.24%     13.18%     13.94%

      9.00%     10.10%     10.69%      12.43%     12.96%     13.95%     14.76%

     Note: The State of Florida levies a tax on intangible personal property, such as stocks, bonds and other evidences of indebtedness. For Individual Filers the first $20,000 of total taxable assets are exempt. Assets above $20,000 are taxed at $1.00 per $1,000 of value as of value as of January 1st. For Joint Filers the first $40,000 of total taxable assets are exempt. Assets above $40,000 are taxed at $1.00 per $1,000 of value as of January 1st. Because this is a tax on the value of an investment as opposed to the income generated therefrom, it becomes more difficult to include its effect in an income-derived equivalent yield table. In an effort to simplify your analysis, this table has been prepared assuming an across-the-board 10 basis point incremental benefit resulting from the avoidance of this tax.

                                FINANCIAL STATEMENTS

     The audited financial statements for the Funds, for the fiscal year ended December 31, 2002, and the report of KPMG LLP, independent certified public accountants, are incorporated herein by reference to the Trust's Annual Report to Shareholders dated December 31, 2002, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the SEC. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.

                                 INVESTMENT RATINGS

     The NRSROs that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's, S&P, Fitch , and Thomson BankWatch, Inc. (TBW). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this SAI, and may subsequently change.

     Long -Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

     Description of the long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Description of the long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. CC The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Description of long-term debt ratings by Fitch:

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C    Bonds are imminent default in payment of interest or principal.

     Short -Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

     Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            o     Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or related supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch description of its three highest short-term debt ratings:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

     Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Short-Term Debt Ratings

     TBW ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

     BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

     The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

     The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

     The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4The lowest rating category; this rating is regarded as non investment grade and therefore speculative.


ADDRESSES

Huntington Money Market Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Ohio Municipal Money Market Fund
Investment A Shares and Trust Shares

Huntington Florida Tax-Free Money Fund
Investment A Shares and Trust Shares

Huntington U.S. Treasury Money Market Fund
Investment A Shares and Trust Shares

Huntington Growth Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Income Equity Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Rotating Markets Fund
Investment A Shares and Trust Shares

Huntington Dividend Capture Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington International Equity Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Mid Corp America Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington New Economy Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Situs Small Cap Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Mortgage Securities Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Ohio Tax-Free Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Michigan Tax-Free Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Fixed Income Securities Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Intermediate Government Income Fund
Investment A Shares, Investment B Shares and Trust Shares

Huntington Short/Intermediate Fixed Income Securities Fund
Investment A Shares and Trust Shares

5800 Corporate Drive
Pittsburgh, PA  15237-7010

Distributor
Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Investment Advisor
Huntington Asset Advisors, Inc.
41 South High Street
Columbus OH  43287

Custodian and Fund Accountant
The Huntington National Bank
41 South High Street
Columbus, OH  43287

Transfer Agent and Dividend Disbursing Agent
Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN  46206-6110

Independent Auditors
KPMG LLP
191 W. Nationwide Blvd.
Suite 500
Columbus, OH  43215


Cusip 446327108               Cusip 446327546
Cusip 446327686               Cusip 446327595
Cusip 446327207               Cusip 446327587
Cusip 446327496               Cusip 446327579
Cusip 446327306               Cusip 446327488
Cusip 446327405               Cusip 446327470
Cusip 446327504               Cusip 446327462
Cusip 446327603               Cusip 446327843
Cusip 446327702               Cusip 446327439
Cusip 446327801               Cusip 446327835
Cusip 446327884               Cusip 446327827
Cusip 446327678               Cusip 446327421
Cusip 446327876               Cusip 446327819
Cusip 446327868               Cusip 446327793
Cusip 446327710               Cusip 446327447
Cusip 446327850               Cusip 446327785
Cusip 446327520               Cusip 446327777
Cusip 446327538               Cusip 446327694
Cusip 446327660               Cusip 446327769
Cusip 446327652               Cusip 446327736
Cusip 446327645               Cusip 446327736
Cusip 446327637               Cusip 446327454
Cusip 446327629               Cusip 446327728
Cusip 446327611               Cusip 446327413
Cusip 446327561               Cusip 446327744
Cusip 446327553



--------
1 Includes index based securities.